UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Annual Report

August 31, 2015

Georgia    •    Maryland    •     Missouri    •    North Carolina    •    Oregon

    South Carolina    •    Virginia

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2015

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Georgia Municipal Income Fund	4
Maryland Municipal Income Fund	6
Missouri Municipal Income Fund	8
North Carolina Municipal Income Fund	10
Oregon Municipal Income Fund	12
South Carolina Municipal Income Fund	14
Virginia Municipal Income Fund	16

Endnotes and Additional Disclosures	18

Fund Expenses	19

Financial Statements	23

Report of Independent Registered Public Accounting Firm	95

Federal Tax Information	96

Board of Trustees’ Contract Approval	97

Management and Organization	100

Important Notices	102

Eaton Vance

Municipal Income Funds

August 31, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on September 1, 2014, municipal bonds were well into a rally that continued for the first five months of the 12-month period ended August 31, 2015. Ten-year Treasury and municipal rates hit their lows for the period around the end of January 2015. After that, municipal returns turned slightly negative as a flood of new issuance, along with modest outflows from municipal mutual funds, put downward pressure on municipal bond prices. For the period as a whole, however, municipal issues delivered positive performance.

Going into the period, investors anticipated rising interest rates, driven by what was expected to be the Federal Reserve Board’s (the Fed’s) first rate hike since 2006. But while the U.S. economy continued to experience moderate growth and low inflation, fixed income investors became increasingly concerned about declining growth in the eurozone, Japan and China. The result was strong worldwide demand for U.S. Treasurys that pushed Treasury rates down in the early months of the period, with municipal rates following.

Beginning in February 2015, however, rates in the short end of the yield curve began to creep upward, as investors believed the Fed was getting closer to a rate hike despite dovish comments made at its March meeting. In the following months, yields on longer maturity Treasurys climbed as well, as European interest rates rose from historic lows. Municipal prices fell more than Treasurys due to an increase in municipal new issue supply.

In the final month of the period, China surprised the markets by devaluing its currency, leading investors to question whether Chinese GDP growth was even weaker than expected. Oil prices continued their fall, causing investors to question whether the Fed would raise rates in September as many had expected. The municipal market, however, did not experience the dramatic volatility witnessed by most other asset classes in August.

For the one-year period as a whole, the municipal yield curve flattened. While rates rose modestly across the curve, the rate increases were more pronounced in maturities from two to seven years.

Fund Performance

For the fiscal year ended August 31, 2015, the Georgia and North Carolina Funds’ Class A shares at net asset value (NAV) outperformed the 2.52% return of the Funds’ primary benchmark, the Barclays Municipal Bond Index (the Index),2 while the Maryland, Missouri, Oregon and Virginia Funds’ Class A shares at NAV underperformed the Index and the South Carolina Fund’s Class A shares at NAV performed in line with the Index.

Generally speaking, the Funds’ overall strategy is to normally invest primarily in municipal bonds with maturities of 10 years or more, in order to capture their typically higher yields and greater income stream than shorter-maturity municipal issues. Management has the ability to hedge the portfolios to various degrees against the potential risk of interest-rate volatility at the long end of the yield curve by using Treasury futures. As a risk management strategy, the hedge is intended to moderate performance on both the upside and the downside. So in a period when municipal and Treasury bonds delivered positive returns, the hedging strategy mitigated a portion of the Funds’ positive performance — and was thus a detractor from relative results versus the Index — for all Funds except the North Carolina and South Carolina Funds. Those two Funds did not employ a hedging strategy during the period.

The Funds seek to enhance tax-exempt income by entering into residual interest bond transactions and investing the proceeds of such transactions in additional municipal securities, which creates leverage in a Fund. Leverage has the effect of magnifying a fund’s exposure to its underlying investments in both up and down markets. During this period of positive performance by municipal bonds, the use of leverage modestly helped performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

August 31, 2015

Management’s Discussion of Fund Performance — continued

State-specific Results

Eaton Vance Georgia Municipal Income Fund’s Class A shares at NAV returned 2.76%, outperforming the 2.52% return of the Index. Significant contributors to results versus the Index included an overweight in high-coupon prerefunded, or escrowed, bonds; security selection in AAA-rated7 and AA-rated bonds; and security selection and an overweight in the hospital sector, which was the best-performing sector in the Index during the period. The major detractors from performance relative to the Index were the Fund’s hedging strategy, as mentioned earlier, an underweight in bonds with maturities of 25 years or longer, and an overweight and security selection in Puerto Rico bonds. The majority of the Fund’s Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period. As the period ended, the situation in Puerto Rico was continuing to evolve as investors awaited a broad debt restructuring plan expected to be submitted by Puerto Rico officials in September 2015.

Eaton Vance Maryland Municipal Income Fund’s Class A shares at NAV returned 2.12%, underperforming the 2.52% return of the Index. The Fund’s hedging strategy, security selection in the hospital sector and security selection in water and sewer bonds all detracted from relative performance versus the Index during the period. In contrast, an overweight in high-coupon prerefunded bonds, security selection in bonds with maturities of 25 years or longer and an overweight and security selection in the education sector contributed to relative performance versus the Index.

Eaton Vance Missouri Municipal Income Fund’s Class A shares at NAV returned 2.24%, underperforming the 2.52% return of the Index. Detractors from performance versus the Index included the Fund’s hedging strategy, security selection in prerefunded bonds and security selection in the electric power sector. Contributors to performance relative to the Index included an overweight in the hospital sector, an overweight and security selection in zero coupon bonds and security selection in the special tax sector.

Eaton Vance North Carolina Municipal Income Fund’s Class A shares at NAV returned 2.88%, outperforming the 2.52% return of the Index. Performance versus the Index was helped by an overweight and security selection in high-coupon prerefunded bonds, an overweight in the hospital sector and an overweight and security selection in the lease sector. In contrast, detractors from results versus the Index included an overweight and security selection in Puerto Rico bonds and security selection in zero coupon bonds.

Eaton Vance Oregon Municipal Income Fund’s Class A shares at NAV returned 2.28%, underperforming the 2.52% return of the Index. Detractors from performance relative to the Index included the Fund’s hedging strategy, an overweight and security selection in Puerto Rico bonds and security selection in BBB-rated bonds. Performance versus the Index benefited from an overweight and security selection in the hospital sector, an overweight in high-coupon prerefunded bonds and security selection in the education sector.

Eaton Vance South Carolina Municipal Income Fund’s Class A shares at NAV returned 2.52%, performing in line with the 2.52% return of the Index. Contributors to performance versus the Index included an overweight and security selection in the hospital sector, security selection in the water and sewer sector and an overweight and security selection in A-rated and BBB-rated bonds. In contrast, an overweight and security selection in Puerto Rico bonds, an underweight in zero coupon bonds and security selection in the public power sector all detracted from results relative to the Index.

Eaton Vance Virginia Municipal Income Fund’s Class A shares at NAV returned 1.68%, underperforming the 2.52% return of the Index. Detractors from relative results versus the Index included the Fund’s hedging strategy, an overweight and security selection in Puerto Rico bonds and security selection in zero coupon bonds. Contributors to performance relative to the Index included an overweight and security selection in the hospital and in the transportation sectors and an overweight in high-coupon prerefunded bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Georgia Municipal Income Fund

August 31, 2015

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	2.76%	3.40%	3.23%
Class A with 4.75% Maximum Sales Charge	—	—	–2.13	2.40	2.73
Class B at NAV	12/23/1991	12/23/1991	1.94	2.60	2.46
Class B with 5% Maximum Sales Charge	—	—	–3.02	2.25	2.46
Class C at NAV	04/25/2006	12/23/1991	2.05	2.63	2.44
Class C with 1% Maximum Sales Charge	—	—	1.06	2.63	2.44
Class I at NAV	03/03/2008	12/23/1991	2.97	3.58	3.40
Barclays Municipal Bond Index	—	—	2.52%	3.96%	4.49%
Barclays 20 Year Municipal Bond Index	—	—	3.41	5.12	5.09

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.75%	1.50%	1.50%	0.55%
Net		0.71	1.46	1.46	0.51

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.11%	2.35%	2.35%	3.32%
Taxable-Equivalent Distribution Rate		5.85	4.42	4.42	6.24
SEC 30-day Yield		1.73	1.07	1.08	2.02
Taxable-Equivalent SEC 30-day Yield		3.25	2.02	2.02	3.79

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2005	$12,751	N.A.
Class C	$10,000	08/31/2005	$12,730	N.A.
Class I	$250,000	08/31/2005	$349,349	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Georgia Municipal Income Fund

August 31, 2015

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Maryland Municipal Income Fund

August 31, 2015

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	2.12%	3.53%	3.61%
Class A with 4.75% Maximum Sales Charge	—	—	–2.69	2.52	3.10
Class B at NAV	02/03/1992	02/03/1992	1.26	2.75	2.83
Class B with 5% Maximum Sales Charge	—	—	–3.67	2.39	2.83
Class C at NAV	05/02/2006	02/03/1992	1.37	2.77	2.84
Class C with 1% Maximum Sales Charge	—	—	0.38	2.77	2.84
Class I at NAV	03/03/2008	02/03/1992	2.32	3.74	3.78
Barclays Municipal Bond Index	—	—	2.52%	3.96%	4.49%
Barclays 20 Year Municipal Bond Index	—	—	3.41	5.12	5.09

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.77%	1.52%	1.52%	0.57%
Net		0.74	1.49	1.49	0.54

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.30%	2.54%	2.53%	3.48%
Taxable-Equivalent Distribution Rate		6.19	4.76	4.74	6.52
SEC 30-day Yield		1.74	1.09	1.08	2.00
Taxable-Equivalent SEC 30-day Yield		3.26	2.05	2.02	3.75

% Total Leverage[6]
RIB Financing					2.25%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2005	$13,217	N.A.
Class C	$10,000	08/31/2005	$13,230	N.A.
Class I	$250,000	08/31/2005	$362,301	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Maryland Municipal Income Fund

August 31, 2015

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Missouri Municipal Income Fund

August 31, 2015

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	2.24%	3.68%	3.37%
Class A with 4.75% Maximum Sales Charge	—	—	–2.62	2.67	2.87
Class B at NAV	05/01/1992	05/01/1992	1.41	2.89	2.59
Class B with 5% Maximum Sales Charge	—	—	–3.51	2.53	2.59
Class C at NAV	02/16/2006	05/01/1992	1.41	2.89	2.56
Class C with 1% Maximum Sales Charge	—	—	0.43	2.89	2.56
Class I at NAV	08/03/2010	05/01/1992	2.44	3.89	3.49
Barclays Municipal Bond Index	—	—	2.52%	3.96%	4.49%
Barclays 20 Year Municipal Bond Index	—	—	3.41	5.12	5.09

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.72%	1.47%	1.47%	0.52%
Net		0.71	1.46	1.46	0.51

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.67%	2.90%	2.90%	3.87%
Taxable-Equivalent Distribution Rate		6.90	5.45	5.45	7.27
SEC 30-day Yield		1.76	1.10	1.10	2.04
Taxable-Equivalent SEC 30-day Yield		3.30	2.07	2.07	3.84

% Total Leverage[6]
RIB Financing					1.17%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2005	$12,921	N.A.
Class C	$10,000	08/31/2005	$12,884	N.A.
Class I	$250,000	08/31/2005	$352,314	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Missouri Municipal Income Fund

August 31, 2015

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2015

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	2.88%	3.77%	4.18%
Class A with 4.75% Maximum Sales Charge	—	—	–2.03	2.75	3.67
Class B at NAV	10/23/1991	10/23/1991	2.16	2.99	3.40
Class B with 5% Maximum Sales Charge	—	—	–2.81	2.64	3.40
Class C at NAV	05/02/2006	10/23/1991	2.16	2.99	3.40
Class C with 1% Maximum Sales Charge	—	—	1.16	2.99	3.40
Class I at NAV	03/03/2008	10/23/1991	3.09	3.95	4.35
Barclays Municipal Bond Index	—	—	2.52%	3.96%	4.49%
Barclays 20 Year Municipal Bond Index	—	—	3.41	5.12	5.09

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.78%	1.53%	1.53%	0.58%
Net		0.73	1.48	1.48	0.53

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.42%	2.65%	2.65%	3.62%
Taxable-Equivalent Distribution Rate		6.41	4.97	4.97	6.79
SEC 30-day Yield		1.52	0.85	0.85	1.80
Taxable-Equivalent SEC 30-day Yield		2.85	1.60	1.60	3.37

% Total Leverage[6]
RIB Financing					6.91%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2005	$13,979	N.A.
Class C	$10,000	08/31/2005	$13,978	N.A.
Class I	$250,000	08/31/2005	$382,776	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2015

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Oregon Municipal Income Fund

August 31, 2015

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	2.28%	3.19%	3.66%
Class A with 4.75% Maximum Sales Charge	—	—	–2.61	2.19	3.15
Class B at NAV	12/24/1991	12/24/1991	1.54	2.43	2.88
Class B with 5% Maximum Sales Charge	—	—	–3.39	2.08	2.88
Class C at NAV	03/02/2006	12/24/1991	1.54	2.43	2.89
Class C with 1% Maximum Sales Charge	—	—	0.55	2.43	2.89
Class I at NAV	08/03/2010	12/24/1991	2.48	3.37	3.74
Barclays Municipal Bond Index	—	—	2.52%	3.96%	4.49%
Barclays 20 Year Municipal Bond Index	—	—	3.41	5.12	5.09

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.81%	1.56%	1.56%	0.61%
Net		0.73	1.48	1.48	0.53

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.80%	3.03%	3.03%	4.00%
Taxable-Equivalent Distribution Rate		7.45	5.94	5.94	7.84
SEC 30-day Yield		2.30	1.66	1.67	2.61
Taxable-Equivalent SEC 30-day Yield		4.51	3.26	3.27	5.13

% Total Leverage[6]
RIB Financing					5.30%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2005	$13,292	N.A.
Class C	$10,000	08/31/2005	$13,297	N.A.
Class I	$250,000	08/31/2005	$361,135	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

12

Eaton Vance

Oregon Municipal Income Fund

August 31, 2015

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2015

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	2.52%	3.52%	3.45%
Class A with 4.75% Maximum Sales Charge	—	—	–2.31	2.51	2.95
Class B at NAV	10/02/1992	10/02/1992	1.82	2.75	2.68
Class B with 5% Maximum Sales Charge	—	—	–3.13	2.40	2.68
Class C at NAV	01/12/2006	10/02/1992	1.72	2.75	2.66
Class C with 1% Maximum Sales Charge	—	—	0.73	2.75	2.66
Class I at NAV	03/03/2008	10/02/1992	2.73	3.73	3.62
Barclays Municipal Bond Index	—	—	2.52%	3.96%	4.49%
Barclays 20 Year Municipal Bond Index	—	—	3.41	5.12	5.09

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.78%	1.54%	1.53%	0.58%
Net		0.72	1.48	1.47	0.52

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.78%	3.02%	3.02%	3.98%
Taxable-Equivalent Distribution Rate		7.18	5.74	5.74	7.56
SEC 30-day Yield		2.06	1.42	1.42	2.37
Taxable-Equivalent SEC 30-day Yield		3.92	2.70	2.70	4.50

% Total Leverage[6]
RIB Financing					6.94%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2005	$13,033	N.A.
Class C	$10,000	08/31/2005	$13,010	N.A.
Class I	$250,000	08/31/2005	$356,719	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

14

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2015

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

15

Eaton Vance

Virginia Municipal Income Fund

August 31, 2015

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	1.68%	2.93%	2.29%
Class A with 4.75% Maximum Sales Charge	—	—	–3.20	1.94	1.79
Class B at NAV	07/26/1991	07/26/1991	1.01	2.20	1.53
Class B with 5% Maximum Sales Charge	—	—	–3.89	1.85	1.53
Class C at NAV	02/08/2006	07/26/1991	1.01	2.18	1.52
Class C with 1% Maximum Sales Charge	—	—	0.03	2.18	1.52
Class I at NAV	03/03/2008	07/26/1991	1.89	3.14	2.46
Barclays Municipal Bond Index	—	—	2.52%	3.96%	4.49%
Barclays 20 Year Municipal Bond Index	—	—	3.41	5.12	5.09

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.75%	1.51%	1.50%	0.55%
Net		0.72	1.48	1.47	0.52

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.86%	3.10%	3.10%	4.06%
Taxable-Equivalent Distribution Rate		7.24	5.81	5.81	7.61
SEC 30-day Yield		2.14	1.51	1.51	2.45
Taxable-Equivalent SEC 30-day Yield		4.02	2.84	2.83	4.60

% Total Leverage[6]
RIB Financing					3.98%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2005	$11,646	N.A.
Class C	$10,000	08/31/2005	$11,632	N.A.
Class I	$250,000	08/31/2005	$318,857	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

16

Eaton Vance

Virginia Municipal Income Fund

August 31, 2015

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

17

Eaton Vance

Municipal Income Funds

August 31, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

18

Eaton Vance

Municipal Income Funds

August 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 – August 31, 2015).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period* (3/1/15 – 8/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,002.80	$3.63	0.72%
Class B	$1,000.00	$998.80	$7.41	1.47%
Class C	$1,000.00	$998.80	$7.41	1.47%
Class I	$1,000.00	$1,003.90	$2.63	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.67	0.72%
Class B	$1,000.00	$1,017.80	$7.48	1.47%
Class C	$1,000.00	$1,017.80	$7.48	1.47%
Class I	$1,000.00	$1,022.60	$2.65	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2015.

19

Eaton Vance

Municipal Income Funds

August 31, 2015

Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period* (3/1/15 – 8/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,002.60	$3.68	0.73%
Class B	$1,000.00	$999.00	$7.46	1.48%
Class C	$1,000.00	$1,000.00	$7.46	1.48%
Class I	$1,000.00	$1,003.60	$2.68	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.72	0.73%
Class B	$1,000.00	$1,017.70	$7.53	1.48%
Class C	$1,000.00	$1,017.70	$7.53	1.48%
Class I	$1,000.00	$1,022.50	$2.70	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2015.

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period* (3/1/15 – 8/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,000.30	$3.58	0.71%
Class B	$1,000.00	$996.30	$7.35	1.46%
Class C	$1,000.00	$996.30	$7.35	1.46%
Class I	$1,000.00	$1,001.30	$2.57	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.62	0.71%
Class B	$1,000.00	$1,017.80	$7.43	1.46%
Class C	$1,000.00	$1,017.80	$7.43	1.46%
Class I	$1,000.00	$1,022.60	$2.60	0.51%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2015.

20

Eaton Vance

Municipal Income Funds

August 31, 2015

Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period* (3/1/15 – 8/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,001.10	$3.68	0.73%
Class B	$1,000.00	$997.40	$7.45	1.48%
Class C	$1,000.00	$997.40	$7.45	1.48%
Class I	$1,000.00	$1,001.00	$2.67	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.72	0.73%
Class B	$1,000.00	$1,017.70	$7.53	1.48%
Class C	$1,000.00	$1,017.70	$7.53	1.48%
Class I	$1,000.00	$1,022.50	$2.70	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2015.

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period* (3/1/15 – 8/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$996.90	$3.72	0.74%
Class B	$1,000.00	$992.90	$7.53	1.50%
Class C	$1,000.00	$992.90	$7.48	1.49%
Class I	$1,000.00	$997.80	$2.72	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.77	0.74%
Class B	$1,000.00	$1,017.60	$7.63	1.50%
Class C	$1,000.00	$1,017.70	$7.58	1.49%
Class I	$1,000.00	$1,022.50	$2.75	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2015.

21

Eaton Vance

Municipal Income Funds

August 31, 2015

Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period* (3/1/15 – 8/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$994.50	$3.57	0.71%
Class B	$1,000.00	$991.10	$7.38	1.47%
Class C	$1,000.00	$990.10	$7.37	1.47%
Class I	$1,000.00	$995.50	$2.57	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.62	0.71%
Class B	$1,000.00	$1,017.80	$7.48	1.47%
Class C	$1,000.00	$1,017.80	$7.48	1.47%
Class I	$1,000.00	$1,022.60	$2.60	0.51%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2015.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period* (3/1/15 – 8/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,001.70	$3.83	0.76%
Class B	$1,000.00	$998.50	$7.61	1.51%
Class C	$1,000.00	$998.50	$7.61	1.51%
Class I	$1,000.00	$1,002.80	$2.83	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.87	0.76%
Class B	$1,000.00	$1,017.60	$7.68	1.51%
Class C	$1,000.00	$1,017.60	$7.68	1.51%
Class I	$1,000.00	$1,022.40	$2.85	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2015.

22

Eaton Vance

Georgia Municipal Income Fund

August 31, 2015

Portfolio of Investments

Tax-Exempt Investments — 98.6%

Security	Principal Amount (000’s omitted)	Value

Education — 6.4%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$634,932
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	860,205
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	868,095
Unified Government of Athens-Clarke County Development Authority, (University of Georgia Athletic Association), (LOC: Wells Fargo Bank N.A.), 0.01%, 7/1/35(1)	1,935	1,935,000

		$4,298,232

Electric Utilities — 3.1%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,079,130
Monroe County Development Authority (Oglethorpe Power Corp.), (LOC: JPMorgan Chase Bank N.A.), 0.01%, 1/1/36(1)	1,000	1,000,000

		$2,079,130

Escrowed / Prerefunded — 6.9%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,021,680
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), Prerefunded to 8/1/18, 5.625%, 8/1/34	675	765,693
Gwinnett County, School District, Prerefunded to 2/1/18, 5.00%, 2/1/36	500	550,725
Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,157,430
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,000	1,147,330

		$4,642,858

General Obligations — 15.1%
Cherokee County School System, 5.00%, 2/1/29	$1,000	$1,181,880
Columbia County, 5.00%, 4/1/23	450	541,485
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,866,181
Forsyth County, 5.00%, 3/1/28	1,000	1,217,970
Georgia, 2.00%, 8/1/27	315	297,136
Georgia, 5.00%, 2/1/28	1,500	1,824,915
Jefferson City School District, 5.25%, 2/1/33	1,500	1,733,835
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	546,875

		$10,210,277

Security	Principal Amount (000’s omitted)	Value

Hospital — 7.0%
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$1,086,400
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,118,430
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	747,487
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.625%, 8/1/34	75	82,083
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,094,660
Savannah Hospital Authority, (St Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	577,790

		$4,706,850

Industrial Development Revenue — 5.7%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,393,620
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	510	514,417
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	949,318

		$3,857,355

Insured – Education — 1.9%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,263,375

		$1,263,375

Insured – Electric Utilities — 7.4%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$950	$1,009,422
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,137,080
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,244,402
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	855,775
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	466,626
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	253,341

		$4,966,646

Insured – Escrowed / Prerefunded — 1.7%
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	$170	$192,297
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	830	938,863

		$1,131,160

23	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 2.1%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,409,579

		$1,409,579

Insured – Hospital — 2.9%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,975,173

		$1,975,173

Insured – Lease Revenue / Certificates of Participation — 3.8%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,326	$1,430,926
Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,117,860

		$2,548,786

Insured – Special Tax Revenue — 3.4%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,230,960
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	555	613,352
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	481,257

		$2,325,569

Insured – Water and Sewer — 7.3%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$558,750
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,890,446
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	750	794,655
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	500	614,870
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,075,550

		$4,934,271

Other Revenue — 1.3%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$852,368

		$852,368

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 0.9%
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	$550	$612,018

		$612,018

Special Tax Revenue — 9.3%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$865,147
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	837,143
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,918,647
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	226,484
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	243,683
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	570	357,994
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	164,588
Unified Government Development of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,195,744
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	490,850

		$6,300,280

Transportation — 2.9%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,133,840
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	837,968

		$1,971,808

Water and Sewer — 9.5%
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	$1,000	$1,170,550
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	456,056
Columbus, Water and Sewer Revenue, 5.00%, 5/1/33	500	572,515
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,302,609
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,710,945
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,177,760

		$6,390,435

Total Tax-Exempt Investments — 98.6% (identified cost $62,118,281)		$66,476,170

Other Assets, Less Liabilities — 1.4%		$925,716

Net Assets — 100.0%		$67,401,886

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

24	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2015

Portfolio of Investments — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2015, 30.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.4% to 11.0% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at August 31, 2015.

25	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2015

Portfolio of Investments

Tax-Exempt Investments — 101.9%

Security	Principal Amount (000’s omitted)	Value

Education — 10.0%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,107,710
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,255,940
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,540,365
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28	1,425	1,633,164

		$6,537,179

Electric Utilities — 0.8%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$501,325

		$501,325

Escrowed / Prerefunded — 12.0%
Baltimore County, (Metropolitan District), Prerefunded to 2/1/18, 5.00%, 2/1/31	$2,000	$2,203,480
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/16, 5.00%, 7/1/36	1,280	1,329,869
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Prerefunded to 7/1/16, 5.00%, 7/1/41	1,000	1,038,960
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), Prerefunded to 1/1/18, 5.75%, 1/1/38	750	831,120
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	2,235	2,418,918

		$7,822,347

General Obligations — 13.7%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,200,773
Baltimore County, 4.00%, 8/1/26	1,000	1,097,330
Baltimore, 4.00%, 10/15/25	1,520	1,670,891
Baltimore, 5.00%, 10/15/27	750	885,585
Maryland, 5.00%, 11/1/19	2,000	2,310,860
Montgomery County, 5.00%, 11/1/29	1,500	1,800,015

		$8,965,454

Hospital — 20.5%
Baltimore County, (Catholic Health Initiatives), Prerefunded to 9/1/16, 4.50%, 9/1/33	$780	$812,128

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	$1,000	$1,081,290
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,114,850
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,196,340
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/31	2,000	2,247,420
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), Prerefunded to 5/15/16, 5.25%, 5/15/46	1,475	1,526,581
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), Series B, 5.00%, 8/15/38	1,000	1,108,850
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,059,530
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/39	1,000	1,099,920
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,133,190

		$13,380,099

Housing — 4.6%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$960	$973,478
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,010,150
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,000	1,006,580

		$2,990,208

Industrial Development Revenue — 2.9%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$730	$729,920
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	150	151,300
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,000	1,021,950

		$1,903,170

Insured – Education — 2.1%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,342,200

		$1,342,200

26	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 5.8%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,767,867

		$3,767,867

Insured – Hospital — 5.2%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,410,065

		$3,410,065

Insured – Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$194,367

		$194,367

Insured – Transportation — 5.7%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,528,674
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	2,000	2,183,820

		$3,712,494

Insured – Water and Sewer — 3.7%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$1,000	$1,113,480
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	1,150	1,270,313

		$2,383,793

Other Revenue — 3.5%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,289,700

		$2,289,700

Senior Living / Life Care — 1.4%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$523,115
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	370	375,491

		$898,606

Special Tax Revenue — 3.8%
Maryland Department of Transportation, Prerefunded to 2/15/18, 5.00%, 2/15/23	$1,000	$1,100,060
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,120,450

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	$250	$274,580

		$2,495,090

Transportation — 5.9%
Maryland Transportation Authority, 4.00%, 7/1/27	$1,000	$1,077,040
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,806,850

		$3,883,890

Total Tax-Exempt Investments — 101.9% (identified cost $62,738,772)		$66,477,854

Other Assets, Less Liabilities — (1.9)%		$(1,257,622)

Net Assets — 100.0%		$65,220,232

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2015, 22.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.6% to 10.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

27	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2015

Portfolio of Investments

Tax-Exempt Investments — 98.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	$1,000	$1,157,600

		$1,157,600

Education — 5.8%
Missouri State Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	$1,000	$1,121,230
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,640,475
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,394,404

		$4,156,109

Electric Utilities — 3.1%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,115,990
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,137,120

		$2,253,110

Escrowed / Prerefunded — 5.9%
Curators of the University of Missouri System Facilities Revenue, Prerefunded to 11/1/17, 5.00%, 11/1/33	$2,000	$2,186,140
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	395	421,911
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), Prerefunded to 6/1/17, 4.75%, 6/1/37	1,500	1,608,150

		$4,216,201

General Obligations — 17.8%
Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,092,920
Columbia School District, 5.00%, 3/1/31	1,000	1,130,470
Hazelwood School District, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,134,150
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,135,190
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,135,190
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,091,570
Kansas City, 4.75%, 2/1/25	1,000	1,085,090
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,132,240

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Springfield School District No. R-12, (Direct Deposit Program), 5.00%, 3/1/33	$1,000	$1,137,750
University City School District, (Direct Deposit Program), 0.00%, 2/15/32	1,000	551,890
University City School District, (Direct Deposit Program), 0.00%, 2/15/33	1,000	526,680
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,627,200

		$12,780,340

Hospital — 9.8%
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	$1,000	$1,077,280
Missouri State Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,057,560
Missouri State Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,148,840
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,104,670
Missouri State Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,071,950
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,058,340
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	561,160

		$7,079,800

Housing — 1.6%
Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$740	$742,272
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	100	104,196
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	315	334,775

		$1,181,243

Industrial Development Revenue — 2.5%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,480	$1,770,332

		$1,770,332

Insured – Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$829,578
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	237,555

		$1,067,133

28	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 9.3%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,291,240
Missouri State University Auxiliary Enterprise System, (XLCA), Prerefunded to 4/1/17, 5.00%, 4/1/25	1,000	1,070,640
Springfield Public Utility, (BHAC), (FGIC), Prerefunded to 8/1/16, 4.50%, 8/1/36	2,275	2,361,678

		$6,723,558

Insured – General Obligations — 4.4%
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	$1,000	$1,063,920
Puerto Rico, (AGM), 5.00%, 7/1/35	1,000	930,310
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,190,040

		$3,184,270

Insured – Hospital — 5.7%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$1,986,322
Missouri State Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	2,085,653

		$4,071,975

Insured – Industrial Development Revenue — 1.0%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$747,375

		$747,375

Insured – Lease Revenue / Certificates of Participation — 5.0%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$872,900
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,543,192
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,190,672

		$3,606,764

Insured – Special Tax Revenue — 5.5%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$2,898,396
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	519,552
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	554,801

		$3,972,749

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 3.0%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$1,060	$952,346
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,212,970

		$2,165,316

Insured – Water and Sewer — 1.5%
Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,059,260

		$1,059,260

Senior Living / Life Care — 4.6%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$943,935
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,326,845
Saint Louis County Industrial Development Authority, Series A, (Friendship Village of West County), 5.50%, 9/1/28	1,000	1,022,150

		$3,292,930

Special Tax Revenue — 2.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$298,296
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	326,757
Jackson County, Special Obligation, (Harry S. Truman Sports Complex), 5.00%, 12/1/31	1,000	1,141,370
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	530	332,872

		$2,099,295

Water and Sewer — 5.7%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,329,624
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,625,813
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,162,610

		$4,118,047

Total Tax-Exempt Investments — 98.2% (identified cost $65,221,694)		$70,703,407

Other Assets, Less Liabilities — 1.8%		$1,290,935

Net Assets — 100.0%		$71,994,342

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

29	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2015

Portfolio of Investments — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
GNMA	–	Government National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2015, 37.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 15.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

30	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2015

Portfolio of Investments

Tax-Exempt Investments — 100.8%

Security	Principal Amount (000’s omitted)	Value

Education — 11.4%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$429,130
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	5,000	5,566,600
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,649,792
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,285,111
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,407,850
University of North Carolina at Greensboro, 5.00%, 4/1/26	655	774,819
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,175,887

		$13,289,189

Electric Utilities — 2.0%
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	$1,230	$1,359,285
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/31	885	993,970

		$2,353,255

Escrowed / Prerefunded — 13.1%
Cabarrus County, Certificates of Participation, Prerefunded to 6/1/18, 5.00%, 6/1/29	$1,550	$1,725,491
Cabarrus County, Certificates of Participation, Prerefunded to 6/1/18, 5.25%, 6/1/28	1,400	1,568,014
Cary, Combined Enterprise System Revenue, Prerefunded to 12/1/17, 5.00%, 12/1/33	2,000	2,192,400
North Carolina Eastern Municipal Power Agency, Prerefunded to 1/1/19, 6.75%, 1/1/24	2,000	2,373,520
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/25	2,000	2,180,580
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/36	305	332,538
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,500	2,920,650
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	840	797,404
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	1,290	1,224,584

		$15,315,181

General Obligations — 3.2%
Greensboro, 5.00%, 2/1/27	$650	$787,735
North Carolina, 4.00%, 6/1/23	2,000	2,287,760
North Carolina, 5.00%, 6/1/22	500	602,295

		$3,677,790

Security	Principal Amount (000’s omitted)	Value

Hospital — 18.4%
Charlotte-Mecklenburg Hospital Authority, (Carolinas HealthCare System), (LOC: Wells Fargo Bank N.A.), 0.01%, 1/15/45(2)	$3,075	$3,075,000
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,160,000
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, 5.00%, 6/1/42	2,295	2,553,784
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	1,250	1,398,438
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/36	520	547,305
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,482,416
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	1,000	1,045,330
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	997,047
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,771,106
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,241,520
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,203,180

		$21,475,126

Housing — 2.5%
Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,430	$1,446,359
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,440	1,452,039

		$2,898,398

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$851,700

		$851,700

Insured – Education — 1.0%
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	$1,050	$1,147,755

		$1,147,755

Insured – Electric Utilities — 3.5%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,101,827
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,740	1,476,233
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	506,682

		$4,084,742

31	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$280,357

		$280,357

Insured – Hospital — 4.3%
Johnston Memorial Hospital, (AGM), 16.302%, 10/1/36(3)(4)(5)	$1,640	$2,373,277
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (NPFG), 5.00%, 11/1/39	2,500	2,607,475

		$4,980,752

Insured – Lease Revenue / Certificates of Participation — 2.3%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,610,565
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,076,620

		$2,687,185

Insured – Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$487,052

		$487,052

Insured – Transportation — 4.9%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,014,245
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,110,330
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,617,192

		$5,741,767

Lease Revenue / Certificates of Participation — 14.4%
Buncombe County, 5.00%, 6/1/29	$750	$875,963
Buncombe County, 5.00%, 6/1/31	1,000	1,160,380
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,919,572
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,125,560
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,116,220
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,142,930
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,973,790
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,158,200
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,155,200
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,104,240

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Wake County, 5.00%, 6/1/36	$1,000	$1,110,840
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,131,740
Winston-Salem, 5.00%, 6/1/27	750	886,117

		$16,860,752

Other Revenue — 2.1%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,199,160
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,254,337

		$2,453,497

Solid Waste — 1.0%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,147,200

		$1,147,200

Special Tax Revenue — 0.5%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$545	$614,973

		$614,973

Transportation — 3.8%
Charlotte Airport, 5.50%, 7/1/34	$535	$613,800
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,629,255
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,104,900
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,120,690

		$4,468,645

Water and Sewer — 11.1%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$885,068
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	355	425,414
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	637,945
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	2,495	2,755,653
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,123,930
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	2,048,022
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,198,380
Wilmington, Storm Water Fee Revenue, 5.00%, 6/1/30	400	474,240
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,123,580

32	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	$2,000	$2,237,860

		$12,910,092

Total Tax-Exempt Investments — 100.8% (identified cost $109,405,273)		$117,725,408

Other Assets, Less Liabilities — (0.8)%		$(878,295)

Net Assets — 100.0%		$116,847,113

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2015, 16.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 8.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at August 31, 2015.

(3)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at August 31, 2015.

(4)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,920,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2015, the aggregate value of these securities is $2,373,277 or 2.0% of the Fund’s net assets.

33	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2015

Portfolio of Investments

Tax-Exempt Investments — 104.6%

Security	Principal Amount (000’s omitted)	Value

Education — 8.2%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$561,035
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,101,330
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,367,680
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,004,040
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,075,540
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	278,773
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	284,322
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,840,661
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	577,455
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	565,385

		$9,656,221

Electric Utilities — 1.2%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,363,563

		$1,363,563

Escrowed / Prerefunded — 3.8%
Port of Portland, Portland International Airport, Prerefunded to 7/1/18, 5.00%, 7/1/29	$4,000	$4,464,280

		$4,464,280

General Obligations — 32.2%
Beaverton School District 48J, Washington and Multnomah Counties, 5.00%, 6/15/32	$1,235	$1,436,972
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	1,500	963,225
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	408,219
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	238,599
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,209,220
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/25	460	346,067
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/27	3,175	2,175,383
Fern Ridge School District 28J, Lane and Douglas Counties, 4.00%, (0.00% to 6/15/16), 6/15/24	1,055	1,144,791
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, (0.00% to 6/15/16), 6/15/25	575	669,358
Jackson County, School District No. 549C, Prerefunded to 6/15/18, 5.00%, 6/15/33	2,000	2,222,080

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Klamath County, School District, 5.00%, 6/15/29	$1,155	$1,322,972
Lake Oswego, 5.00%, 6/1/33	2,450	2,819,386
Medford, 5.00%, 7/15/32	545	619,676
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	612,240
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	708,552
Multnomah County, David Douglas School District No. 40, 0.00%, 6/15/24	1,640	1,276,018
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,949,825
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	2,320	2,324,501
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	750	295,770
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,298,624
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	478,541
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,786,114
Portland, Limited Tax, (Sellwood Bridge Project), 5.00%, 6/1/23	1,240	1,501,280
Redmond, 5.00%, 6/1/28	605	697,946
Salem-Keizer, School District No. 24J, 0.00%, 6/15/29	1,000	623,540
Springfield School District No. 19, Lane County, 5.00%, 6/15/27	880	1,062,081
Springfield School District No. 19, Lane County, 5.00%, 6/15/29	1,275	1,518,474
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/24	1,220	1,490,706
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/28	1,000	1,185,090
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,396,680

		$37,781,930

Hospital — 11.8%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), Prerefunded to 1/1/19, 8.25%, 1/1/38	$2,500	$3,088,500
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	930	934,139
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,479,786
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	281,890

34	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	$3,685	$4,036,475
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,710,390
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,290,520

		$13,821,700

Housing — 5.6%
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	$1,460	$1,473,140
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	4,740	4,930,737
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	115	117,904

		$6,521,781

Insured – Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$912,536
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,341,611

		$3,254,147

Insured – General Obligations — 6.8%
Beaverton School District, (AGC), 5.125%, 6/1/36	$715	$803,267
Clackamas and Washington Counties, School District No. 3, (NPFG), 0.00%, 6/15/23	800	657,384
Linn County, Lebanon Community School District No. 9, (NPFG), 5.50%, 6/15/30	4,000	5,170,440
Newport, (AGC), 0.00%, 6/1/28	1,000	647,150
Newport, (AGC), 0.00%, 6/1/29	1,225	756,119

		$8,034,360

Insured – Hospital — 8.1%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,511,913
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,423,000
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	5,300	4,579,730

		$9,514,643

Insured – Special Tax Revenue — 4.0%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$1,379,763
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	898,833

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	$20,000	$2,386,800

		$4,665,396

Insured – Transportation — 4.6%
Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$335,878
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,796,682
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,535	1,660,425
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,617,192

		$5,410,177

Other Revenue — 8.5%
Oregon Department of Administrative Services, Prerefunded to 4/1/19, 5.00%, 4/1/28(1)(2)	$8,740	$9,934,409

		$9,934,409

Senior Living / Life Care — 0.4%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$465,954

		$465,954

Special Tax Revenue — 5.1%
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/24	$1,500	$1,859,520
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	965,371
Tri-County Metropolitan Transportation District, 5.00%, 9/1/30	2,000	2,331,840
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	851,934

		$6,008,665

Transportation — 1.5%
Redmond, Airport Revenue, 5.50%, 6/1/24	$215	$238,457
Redmond, Airport Revenue, 5.75%, 6/1/27	200	222,800
Redmond, Airport Revenue, 6.00%, 6/1/34	550	619,916
Redmond, Airport Revenue, 6.25%, 6/1/39	600	679,770

		$1,760,943

Total Tax-Exempt Investments — 104.6% (identified cost $118,798,216)		$122,658,169

Other Assets, Less Liabilities — (4.6)%		$(5,420,534)

Net Assets — 100.0%		$117,237,635

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

35	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2015

Portfolio of Investments — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2015, 25.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 11.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,379,408.

36	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2015

Portfolio of Investments

Tax-Exempt Investments — 101.6%

Security	Principal Amount (000’s omitted)	Value

Education — 5.7%
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	$2,695	$2,989,725
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	688,548
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,265,700
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	690,036

		$6,634,009

Electric Utilities — 2.4%
South Carolina Public Service Authority, 5.375%, 1/1/28	$155	$173,059
South Carolina Public Service Authority, 5.50%, 1/1/38	2,375	2,658,005

		$2,831,064

Escrowed / Prerefunded — 7.7%
Berkeley County, School District, Prerefunded to 12/1/16, 5.125%, 12/1/30	$2,350	$2,486,347
Newberry Investing in Children’s Education, (Newberry County School District), Prerefunded to 12/1/15, 5.25%, 12/1/25	1,320	1,336,830
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	4,355	4,978,810
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	205	235,203

		$9,037,190

General Obligations — 9.7%
Georgetown County, 5.00%, 3/1/31	$2,510	$2,857,560
Georgetown County, 5.00%, 3/1/33	2,750	3,111,020
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	616,343
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	213,355
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	744,780
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,767,942

		$11,311,000

Hospital — 26.6%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,721,970
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,104,090
Greenville Health System, 5.00%, 5/1/31	1,500	1,698,030
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,134,346

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Greenwood County, (Self Regional Healthcare), 5.375%, 10/1/39	$3,835	$4,221,223
Lexington County Health Services District, Inc., 5.00%, 11/1/27	3,615	3,891,258
Lexington County Health Services District, Inc., 5.00%, 11/1/32	955	1,016,999
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,782,100
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	497,997
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,560	1,568,736
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,010	2,017,939
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,040	2,047,181
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center), 6.00%, 9/15/38	3,380	3,689,845
South Carolina Jobs Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,695,994

		$31,087,708

Industrial Development Revenue — 1.4%
Richland County (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,500	$1,600,470

		$1,600,470

Insured – Electric Utilities — 5.0%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$883,489
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	938,733
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,157,463
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,014,974
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	802,246

		$5,796,905

Insured – Escrowed / Prerefunded — 2.9%
Scago Educational Facilities Corp., Pickens School District, (AGM), Prerefunded to 12/1/16, 4.50%, 12/1/28	$3,210	$3,371,271

		$3,371,271

Insured – Lease Revenue / Certificates of Participation — 0.9%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,092,940

		$1,092,940

37	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.7%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$811,414

		$811,414

Insured – Transportation — 3.0%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$2,700	$2,425,788
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,111,042

		$3,536,830

Insured – Utilities — 3.6%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,195,800
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,435,060
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	566,260

		$4,197,120

Insured – Water and Sewer — 4.1%
Greenwood, Metropolitan District Sewer System, (AGM), 15.481%, 10/1/30(1)(2)(3)	$1,875	$2,573,250
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,282,600

		$4,855,850

Lease Revenue / Certificates of Participation — 13.4%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,318,317
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	577,130
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,306,120
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(4)(5)	3,875	4,468,107
Dorchester County, School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,155,770
Laurens County, School District, 5.25%, 12/1/30	4,645	4,686,480
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,163,010

		$15,674,934

Special Tax Revenue — 1.8%
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	$1,000	$1,166,000
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	913,996

		$2,079,996

Security	Principal Amount (000’s omitted)	Value

Student Loan — 1.6%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,745	$1,860,170

		$1,860,170

Transportation — 3.5%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,143,653

		$4,143,653

Water and Sewer — 7.6%
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/30	$1,000	$1,141,770
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,382,590
Columbia Waterworks and Sewer Revenue, 5.00%, 2/1/40	3,500	3,945,445
North Charleston Sewer District, 2.00%, 1/1/29	500	431,810

		$8,901,615

Total Tax-Exempt Investments — 101.6% (identified cost $111,336,370)		$118,824,139

Other Assets, Less Liabilities — (1.6)%		$(1,856,512)

Net Assets — 100.0%		$116,967,627

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2015, 19.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 6.4% of total investments.

(1)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be

38	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2015

Portfolio of Investments — continued

reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at August 31, 2015.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2015, the aggregate value of these securities is $2,573,250 or 2.2% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,368,108.

39	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2015

Portfolio of Investments

Tax-Exempt Investments — 102.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.3%
Virginia Resources Authority, (Pooled Funding Program), 5.25%, 11/1/33	$1,655	$1,832,714

		$1,832,714

Education — 11.0%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,847,220
University of Virginia, 5.00%, 6/1/40	2,100	2,299,395
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,393,520
Virginia College Building Authority, 5.00%, 9/1/38	275	301,546

		$8,841,681

Electric Utilities — 2.0%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,582,800

		$1,582,800

Escrowed / Prerefunded — 4.9%
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	$1,000	$1,155,940
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	895	1,016,201
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	160	181,667
Winchester Industrial Development Authority, (Valley Health System), Prerefunded to 1/1/17, 5.25%, 1/1/37	1,500	1,594,860

		$3,948,668

General Obligations — 11.0%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,175,320
Norfolk, 5.00%, 8/1/28	750	875,978
Portsmouth, 4.75%, 7/15/25	500	556,125
Portsmouth, 5.25%, 7/15/25	675	766,611
Virginia, 4.00%, 6/1/26	1,000	1,116,330
Virginia, 5.00%, 6/1/31	2,000	2,326,080

		$8,816,444

Hospital — 20.6%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)(2)	$5,000	$5,795,788
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,389,190

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 1.92%, 8/1/38(3)	$500	$507,360
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,142,550
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	719,020
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,211,892
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,567,275
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,663,358
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	510,053

		$16,506,486

Insured – Education — 6.3%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$5,034,572

		$5,034,572

Insured – Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$873,240
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	955,780

		$1,829,020

Insured – Hospital — 5.1%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,500	$1,695,465
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	2,305	2,417,576

		$4,113,041

Insured – Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$375,839

		$375,839

Insured – Transportation — 15.9%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,887,300
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,121,910
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,423,936
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	3,800	4,220,318

40	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	$200	$151,566

		$12,805,030

Lease Revenue / Certificates of Participation — 2.1%
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,670,595

		$1,670,595

Senior Living / Life Care — 4.8%
Albemarle County Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$100	$103,784
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	818,543
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,085	1,128,519
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	821,692
Virginia Beach Development Authority, (Westminster-Canterbury of Hampton Roads, Inc.), 5.375%, 11/1/32	1,000	1,002,190

		$3,874,728

Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$339,225

		$339,225

Transportation — 8.7%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,099,080
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/32	1,000	448,710
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/33	1,000	424,090
Virginia Port Authority, (AMT), 5.00%, 7/1/33	3,000	3,358,260
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,684,110

		$7,014,250

Water and Sewer — 4.9%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,314,922
Hopewell Sewer System Revenue, 5.00%, 7/15/33	1,000	1,124,380

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	$475	$489,487

		$3,928,789

Total Tax-Exempt Investments — 102.8% (identified cost $75,310,154)		$82,513,882

Other Assets, Less Liabilities — (2.8)%		$(2,256,500)

Net Assets — 100.0%		$80,257,382

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2015, 29.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 21.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,465,788.

(3)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2015.

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Statements of Assets and Liabilities

	August 31, 2015
Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investments —
Identified cost	$62,118,281	$62,738,772	$65,221,694	$109,405,273
Unrealized appreciation	4,357,889	3,739,082	5,481,713	8,320,135
Investments, at value	$66,476,170	$66,477,854	$70,703,407	$117,725,408
Cash	$365,886	$74,780	$1,384,270	$1,620,259
Restricted cash*	61,000	102,000	73,000	—
Interest receivable	666,269	672,499	818,899	1,420,282
Receivable for investments sold	—	—	80,000	—
Receivable for Fund shares sold	32,850	22,650	87,050	266,231
Receivable for variation margin on open financial futures contracts	8,906	14,844	7,641	—
Total assets	$67,611,081	$67,364,627	$73,154,267	$121,032,180
Liabilities
Payable for floating rate notes issued	$—	$1,500,000	$850,000	$3,750,000
Demand note payable	—	400,000	—	—
Payable for Fund shares redeemed	67,157	89,163	194,222	237,080
Distributions payable	57,439	54,557	19,848	57,504
Payable to affiliates:
Investment adviser fee	16,698	16,253	18,758	34,620
Distribution and service fees	12,179	19,929	16,227	27,713
Interest expense and fees payable	—	1,595	2,559	10,245
Accrued expenses	55,722	62,898	58,311	67,905
Total liabilities	$209,195	$2,144,395	$1,159,925	$4,185,067
Net Assets	$67,401,886	$65,220,232	$71,994,342	$116,847,113
Sources of Net Assets
Paid-in capital	$73,586,177	$72,495,309	$75,737,913	$119,251,492
Accumulated net realized loss	(10,495,867)	(10,985,835)	(9,324,736)	(10,915,323)
Accumulated undistributed (distributions in excess of) net investment income	(44,996)	(26,129)	91,424	190,809
Net unrealized appreciation	4,356,572	3,736,887	5,489,741	8,320,135
Net Assets	$67,401,886	$65,220,232	$71,994,342	$116,847,113
Class A Shares
Net Assets	$40,436,948	$42,705,645	$61,872,985	$78,397,065
Shares Outstanding	4,736,710	4,750,323	6,528,419	8,596,505
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.54	$8.99	$9.48	$9.12
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.97	$9.44	$9.95	$9.57
Class B Shares
Net Assets	$560,944	$677,259	$794,030	$575,166
Shares Outstanding	61,495	69,080	75,804	58,643
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.12	$9.80	$10.47	$9.81
Class C Shares
Net Assets	$5,991,129	$14,670,696	$6,370,217	$17,180,471
Shares Outstanding	656,296	1,495,949	608,746	1,751,355
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.13	$9.81	$10.46	$9.81
Class I Shares
Net Assets	$20,412,865	$7,166,632	$2,957,110	$20,694,411
Shares Outstanding	2,384,339	795,391	311,563	2,262,974
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.56	$9.01	$9.49	$9.14

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Statements of Assets and Liabilities — continued

	August 31, 2015
Assets	Oregon Fund	South Carolina Fund	Virginia Fund
Investments —
Identified cost	$118,798,216	$111,336,370	$75,310,154
Unrealized appreciation	3,859,953	7,487,769	7,203,728
Investments, at value	$122,658,169	$118,824,139	$82,513,882
Cash	$742,158	$88,991	$455,349
Restricted cash*	82,000	—	204,000
Interest receivable	1,269,350	1,542,865	840,502
Receivable for Fund shares sold	39,705	107,566	28,523
Receivable for variation margin on open financial futures contracts	11,875	—	29,688
Total assets	$124,803,257	$120,563,561	$84,071,944
Liabilities
Payable for floating rate notes issued	$6,555,000	$3,100,000	$3,330,000
Payable for Fund shares redeemed	818,050	289,453	313,766
Distributions payable	44,113	66,113	70,253
Payable to affiliates:
Investment adviser fee	36,173	36,027	22,376
Distribution and service fees	27,534	33,575	15,676
Interest expense and fees payable	18,045	4,738	1,031
Accrued expenses	66,707	66,028	61,460
Total liabilities	$7,565,622	$3,595,934	$3,814,562
Net Assets	$117,237,635	$116,967,627	$80,257,382
Sources of Net Assets
Paid-in capital	$134,335,156	$132,396,089	$95,494,821
Accumulated net realized loss	(21,156,333)	(23,029,652)	(22,567,949)
Accumulated undistributed net investment income	200,615	113,421	131,173
Net unrealized appreciation	3,858,197	7,487,769	7,199,337
Net Assets	$117,237,635	$116,967,627	$80,257,382
Class A Shares
Net Assets	$87,948,335	$72,161,660	$58,636,533
Shares Outstanding	10,189,693	7,849,974	7,353,741
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.63	$9.19	$7.97
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.06	$9.65	$8.37
Class B Shares
Net Assets	$1,606,958	$937,490	$524,462
Shares Outstanding	170,221	96,175	59,422
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.44	$9.75	$8.83
Class C Shares
Net Assets	$13,815,343	$25,178,210	$6,424,294
Shares Outstanding	1,461,828	2,581,836	727,460
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.45	$9.75	$8.83
Class I Shares
Net Assets	$13,866,999	$18,690,267	$14,672,093
Shares Outstanding	1,607,947	2,031,347	1,835,568
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.62	$9.20	$7.99

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Statements of Operations

	Year Ended August 31, 2015
Investment Income	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Interest	$2,627,188	$2,892,876	$3,197,070	$4,878,815
Total investment income	$2,627,188	$2,892,876	$3,197,070	$4,878,815

Expenses
Investment adviser fee	$176,117	$204,483	$230,565	$406,325
Distribution and service fees
Class A	82,952	90,675	127,597	158,028
Class B	6,864	8,503	9,205	7,099
Class C	55,585	148,696	61,250	166,481
Trustees’ fees and expenses	3,756	3,961	4,263	6,423
Custodian fee	29,083	30,428	31,861	40,275
Transfer and dividend disbursing agent fees	22,217	29,673	27,493	43,968
Legal and accounting services	46,435	59,169	47,653	52,752
Printing and postage	8,459	8,400	9,232	11,061
Registration fees	3,891	6,358	4,426	2,476
Interest expense and fees	20,937	13,997	5,552	24,157
Miscellaneous	16,675	15,915	17,769	19,911
Total expenses	$472,971	$620,258	$576,866	$938,956
Deduct —
Reduction of custodian fee	$355	$145	$149	$398
Total expense reductions	$355	$145	$149	$398

Net expenses	$472,616	$620,113	$576,717	$938,558

Net investment income	$2,154,572	$2,272,763	$2,620,353	$3,940,257

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$432,685	$288,911	$73,104	$(42,504)
Financial futures contracts	(321,022)	(210,859)	(185,590)	—
Net realized gain (loss)	$111,663	$78,052	$(112,486)	$(42,504)
Change in unrealized appreciation (depreciation) —
Investments	$(754,516)	$(1,099,995)	$(950,060)	$(778,331)
Financial futures contracts	91,807	39,437	32,668	—
Net change in unrealized appreciation (depreciation)	$(662,709)	$(1,060,558)	$(917,392)	$(778,331)

Net realized and unrealized loss	$(551,046)	$(982,506)	$(1,029,878)	$(820,835)

Net increase in net assets from operations	$1,603,526	$1,290,257	$1,590,475	$3,119,422

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Statements of Operations — continued

	Year Ended August 31, 2015
Investment Income	Oregon Fund	South Carolina Fund	Virginia Fund
Interest	$5,386,267	$5,352,570	$3,896,338
Total investment income	$5,386,267	$5,352,570	$3,896,338

Expenses
Investment adviser fee	$429,192	$444,629	$279,476
Distribution and service fees
Class A	181,424	151,985	122,647
Class B	19,395	12,084	7,751
Class C	132,439	245,223	65,882
Trustees’ fees and expenses	6,611	6,878	4,790
Custodian fee	41,660	42,199	34,045
Transfer and dividend disbursing agent fees	43,383	39,282	37,082
Legal and accounting services	49,380	52,153	50,155
Printing and postage	11,720	11,152	9,472
Registration fees	1,631	1,055	5,635
Interest expense and fees	42,628	18,439	27,683
Miscellaneous	20,789	19,396	21,308
Total expenses	$980,252	$1,044,475	$665,926
Deduct —
Reduction of custodian fee	$440	$742	$150
Total expense reductions	$440	$742	$150

Net expenses	$979,812	$1,043,733	$665,776

Net investment income	$4,406,455	$4,308,837	$3,230,562

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$294,740	$217,431	$585,252
Financial futures contracts	(237,866)	—	(597,702)
Net realized gain (loss)	$56,874	$217,431	$(12,450)
Change in unrealized appreciation (depreciation) —
Investments	$(1,950,340)	$(1,589,795)	$(1,897,275)
Financial futures contracts	69,457	—	143,512
Net change in unrealized appreciation (depreciation)	$(1,880,883)	$(1,589,795)	$(1,753,763)

Net realized and unrealized loss	$(1,824,009)	$(1,372,364)	$(1,766,213)

Net increase in net assets from operations	$2,582,446	$2,936,473	$1,464,349

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Statements of Changes in Net Assets

	Year Ended August 31, 2015
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$2,154,572	$2,272,763	$2,620,353	$3,940,257
Net realized gain (loss) from investment transactions and financial futures contracts	111,663	78,052	(112,486)	(42,504)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(662,709)	(1,060,558)	(917,392)	(778,331)
Net increase in net assets from operations	$1,603,526	$1,290,257	$1,590,475	$3,119,422
Distributions to shareholders —
From net investment income
Class A	$(1,470,967)	$(1,556,010)	$(2,285,304)	$(2,766,073)
Class B	(20,365)	(24,032)	(27,370)	(20,622)
Class C	(162,838)	(419,521)	(182,602)	(481,958)
Class I	(487,063)	(226,510)	(97,752)	(667,973)
Total distributions to shareholders	$(2,141,233)	$(2,226,073)	$(2,593,028)	$(3,936,626)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,697,595	$2,115,853	$4,542,935	$10,286,223
Class B	55	3,950	1,444	1,082
Class C	1,543,256	2,109,367	956,998	3,326,861
Class I	14,406,709	3,918,188	1,144,351	7,543,651
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,234,346	1,177,324	2,105,803	2,459,618
Class B	18,286	19,168	25,817	18,684
Class C	138,875	292,606	146,522	405,399
Class I	174,537	63,293	79,121	284,604
Cost of shares redeemed
Class A	(6,208,081)	(8,769,600)	(9,631,594)	(13,213,657)
Class B	(132,966)	(142,518)	(68,492)	(160,770)
Class C	(1,181,706)	(3,390,182)	(808,543)	(4,061,198)
Class I	(3,476,013)	(1,233,083)	(457,737)	(2,590,079)
Net asset value of shares exchanged
Class A	176,403	342,216	312,451	152,598
Class B	(176,403)	(342,216)	(312,451)	(152,598)
Net increase (decrease) in net assets from Fund share transactions	$10,214,893	$(3,835,634)	$(1,963,375)	$4,300,418

Net increase (decrease) in net assets	$9,677,186	$(4,771,450)	$(2,965,928)	$3,483,214

Net Assets
At beginning of year	$57,724,700	$69,991,682	$74,960,270	$113,363,899
At end of year	$67,401,886	$65,220,232	$71,994,342	$116,847,113

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,996)	$(26,129)	$91,424	$190,809

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2015
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$4,406,455	$4,308,837	$3,230,562
Net realized gain (loss) from investment transactions and financial futures contracts	56,874	217,431	(12,450)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,880,883)	(1,589,795)	(1,753,763)
Net increase in net assets from operations	$2,582,446	$2,936,473	$1,464,349
Distributions to shareholders —
From net investment income
Class A	$(3,404,373)	$(2,720,124)	$(2,325,363)
Class B	(61,292)	(35,926)	(24,813)
Class C	(418,567)	(730,882)	(211,113)
Class I	(481,883)	(783,252)	(603,139)
Total distributions to shareholders	$(4,366,115)	$(4,270,184)	$(3,164,428)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,997,054	$5,282,013	$2,936,512
Class B	566	172	—
Class C	2,886,116	3,278,874	560,121
Class I	9,899,037	8,334,509	2,788,972
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,232,071	2,481,328	1,872,961
Class B	59,407	34,943	23,187
Class C	388,108	637,455	174,193
Class I	225,590	244,613	185,130
Cost of shares redeemed
Class A	(12,510,638)	(12,062,655)	(9,342,269)
Class B	(647,993)	(250,808)	(293,766)
Class C	(2,812,512)	(4,417,683)	(1,646,451)
Class I	(5,118,662)	(8,039,347)	(2,633,899)
Net asset value of shares exchanged
Class A	224,455	314,220	283,422
Class B	(224,455)	(314,220)	(283,422)
Net increase (decrease) in net assets from Fund share transactions	$2,598,144	$(4,476,586)	$(5,375,309)

Net increase (decrease) in net assets	$814,475	$(5,810,297)	$(7,075,388)

Net Assets
At beginning of year	$116,423,160	$122,777,924	$87,332,770
At end of year	$117,237,635	$116,967,627	$80,257,382

Accumulated undistributed net investment income included in net assets
At end of year	$200,615	$113,421	$131,173

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2014
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$2,281,671	$2,562,963	$2,675,595	$4,511,863
Net realized loss from investment transactions and financial futures contracts	(1,430,015)	(2,064,352)	(125,880)	(1,576,153)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	5,468,895	5,999,897	5,856,676	12,290,916
Net increase in net assets from operations	$6,320,551	$6,498,508	$8,406,391	$15,226,626
Distributions to shareholders —
From net investment income
Class A	$(1,715,495)	$(1,829,177)	$(2,402,807)	$(3,208,433)
Class B	(32,471)	(42,449)	(40,253)	(32,164)
Class C	(175,909)	(469,880)	(188,417)	(666,869)
Class I	(344,225)	(177,940)	(95,408)	(643,193)
Total distributions to shareholders	$(2,268,100)	$(2,519,446)	$(2,726,885)	$(4,550,659)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,833,478	$1,916,687	$6,444,594	$12,308,646
Class B	606	5,843	107,995	8,954
Class C	521,439	1,934,938	777,532	2,958,388
Class I	4,788,845	1,833,508	380,159	6,752,135
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,433,334	1,384,033	2,194,064	2,828,588
Class B	29,199	33,279	38,147	29,272
Class C	142,300	346,110	140,736	574,224
Class I	113,987	64,794	79,749	193,955
Cost of shares redeemed
Class A	(9,864,558)	(8,034,487)	(9,683,931)	(22,065,323)
Class B	(122,516)	(369,437)	(195,316)	(312,862)
Class C	(1,184,866)	(3,788,924)	(1,287,948)	(7,918,016)
Class I	(4,384,082)	(2,224,753)	(2,165,940)	(8,744,997)
Net asset value of shares exchanged
Class A	284,395	341,154	139,385	49,875
Class B	(284,395)	(341,154)	(139,385)	(49,875)
Net decrease in net assets from Fund share transactions	$(6,692,834)	$(6,898,409)	$(3,170,159)	$(13,387,036)

Net increase (decrease) in net assets	$(2,640,383)	$(2,919,347)	$2,509,347	$(2,711,069)

Net Assets
At beginning of year	$60,365,083	$72,911,029	$72,450,923	$116,074,968
At end of year	$57,724,700	$69,991,682	$74,960,270	$113,363,899

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,995)	$(26,128)	$91,422	$190,809

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2014
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$5,072,560	$5,071,127	$3,465,980
Net realized loss from investment transactions and financial futures contracts	(4,341,281)	(2,795,518)	(3,087,576)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	13,654,860	13,535,800	7,001,427
Net increase in net assets from operations	$14,386,139	$15,811,409	$7,379,831
Distributions to shareholders —
From net investment income
Class A	$(3,945,795)	$(3,213,065)	$(2,565,845)
Class B	(104,795)	(72,507)	(43,226)
Class C	(563,770)	(883,133)	(249,673)
Class I	(385,122)	(846,946)	(602,678)
Total distributions to shareholders	$(4,999,482)	$(5,015,651)	$(3,461,422)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,269,986	$9,976,061	$2,874,443
Class B	2,188	40,536	458
Class C	1,659,506	3,495,565	964,780
Class I	4,558,871	4,140,319	4,146,732
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,711,224	2,908,579	2,118,700
Class B	99,488	69,544	40,706
Class C	523,072	762,403	203,468
Class I	162,772	221,123	166,822
Cost of shares redeemed
Class A	(22,250,566)	(20,217,755)	(9,607,763)
Class B	(774,448)	(569,467)	(505,617)
Class C	(7,117,444)	(6,526,728)	(2,093,600)
Class I	(9,463,737)	(10,386,079)	(6,879,738)
Net asset value of shares exchanged
Class A	300,916	1,053,261	131,325
Class B	(300,916)	(1,053,261)	(131,325)
Net decrease in net assets from Fund share transactions	$(15,619,088)	$(16,085,899)	$(8,570,609)

Net decrease in net assets	$(6,232,431)	$(5,290,141)	$(4,652,200)

Net Assets
At beginning of year	$122,655,591	$128,068,065	$91,984,970
At end of year	$116,423,160	$122,777,924	$87,332,770

Accumulated undistributed net investment income included in net assets
At end of year	$200,638	$113,422	$131,173

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights

	Georgia Fund — Class A
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$8.610	$8.030	$8.860	$8.440	$8.820

Income (Loss) From Operations
Net investment income(1)	$0.307	$0.335	$0.322	$0.352	$0.410
Net realized and unrealized gain (loss)	(0.072)	0.578	(0.831)	0.419	(0.391)

Total income (loss) from operations	$0.235	$0.913	$(0.509)	$0.771	$0.019

Less Distributions
From net investment income	$(0.305)	$(0.333)	$(0.318)	$(0.349)	$(0.399)
Tax return of capital	—	—	(0.003)	(0.002)	—

Total distributions	$(0.305)	$(0.333)	$(0.321)	$(0.351)	$(0.399)

Net asset value — End of year	$8.540	$8.610	$8.030	$8.860	$8.440

Total Return(2)	2.76%	11.54%	(5.98)%	9.31%	0.32%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$40,437	$41,884	$45,169	$50,236	$48,635
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.71%	0.72%	0.74%	0.76%
Interest and fee expense(4)	0.03%	0.04%	0.04%	0.05%	0.09%
Total expenses(3)	0.73%	0.75%	0.76%	0.79%	0.85%
Net investment income	3.57%	4.00%	3.69%	4.06%	4.84%
Portfolio Turnover	14%	7%	19%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Georgia Fund — Class B
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.200	$8.580	$9.470	$9.020	$9.430

Income (Loss) From Operations
Net investment income(1)	$0.262	$0.291	$0.275	$0.309	$0.371
Net realized and unrealized gain (loss)	(0.085)	0.617	(0.892)	0.446	(0.422)

Total income (loss) from operations	$0.177	$0.908	$(0.617)	$0.755	$(0.051)

Less Distributions
From net investment income	$(0.257)	$(0.288)	$(0.270)	$(0.303)	$(0.359)
Tax return of capital	—	—	(0.003)	(0.002)	—

Total distributions	$(0.257)	$(0.288)	$(0.273)	$(0.305)	$(0.359)

Net asset value — End of year	$9.120	$9.200	$8.580	$9.470	$9.020

Total Return(2)	1.94%	10.71%	(6.71)%	8.51%	(0.47)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$561	$857	$1,162	$2,157	$3,086
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.46%	1.47%	1.49%	1.51%
Interest and fee expense(4)	0.03%	0.04%	0.04%	0.05%	0.09%
Total expenses(3)	1.49%	1.50%	1.51%	1.54%	1.60%
Net investment income	2.84%	3.25%	2.94%	3.35%	4.09%
Portfolio Turnover	14%	7%	19%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Georgia Fund — Class C
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.200	$8.580	$9.480	$9.030	$9.430

Income (Loss) From Operations
Net investment income(1)	$0.258	$0.291	$0.275	$0.306	$0.372
Net realized and unrealized gain (loss)	(0.071)	0.618	(0.902)	0.450	(0.413)

Total income (loss) from operations	$0.187	$0.909	$(0.627)	$0.756	$(0.041)

Less Distributions
From net investment income	$(0.257)	$(0.289)	$(0.270)	$(0.304)	$(0.359)
Tax return of capital	—	—	(0.003)	(0.002)	—

Total distributions	$(0.257)	$(0.289)	$(0.273)	$(0.306)	$(0.359)

Net asset value — End of year	$9.130	$9.200	$8.580	$9.480	$9.030

Total Return(2)	2.05%	10.71%	(6.81)%	8.50%	(0.36)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,991	$5,543	$5,683	$7,277	$6,996
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.46%	1.47%	1.49%	1.51%
Interest and fee expense(4)	0.03%	0.04%	0.04%	0.05%	0.09%
Total expenses(3)	1.48%	1.50%	1.51%	1.54%	1.60%
Net investment income	2.80%	3.24%	2.93%	3.31%	4.10%
Portfolio Turnover	14%	7%	19%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Georgia Fund — Class I
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$8.630	$8.050	$8.890	$8.470	$8.850

Income (Loss) From Operations
Net investment income(1)	$0.318	$0.352	$0.341	$0.367	$0.427
Net realized and unrealized gain (loss)	(0.065)	0.578	(0.842)	0.422	(0.390)

Total income (loss) from operations	$0.253	$0.930	$(0.501)	$0.789	$0.037

Less Distributions
From net investment income	$(0.323)	$(0.350)	$(0.336)	$(0.366)	$(0.417)
Tax return of capital	—	—	(0.003)	(0.003)	—

Total distributions	$(0.323)	$(0.350)	$(0.339)	$(0.369)	$(0.417)

Net asset value — End of year	$8.560	$8.630	$8.050	$8.890	$8.470

Total Return(2)	2.97%	11.74%	(5.87)%	9.50%	0.53%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$20,413	$9,440	$8,352	$12,462	$9,207
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.51%	0.52%	0.54%	0.56%
Interest and fee expense(4)	0.03%	0.04%	0.04%	0.05%	0.09%
Total expenses(3)	0.53%	0.55%	0.56%	0.59%	0.65%
Net investment income	3.69%	4.19%	3.88%	4.22%	5.03%
Portfolio Turnover	14%	7%	19%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Maryland Fund — Class A
	Year Ended August 31,
	2015	2014		2013	2012	2011
Net asset value — Beginning of year	$9.110	$8.620		$9.420	$8.840	$9.150

Income (Loss) From Operations
Net investment income(1)	$0.318	$0.338		$0.339	$0.365	$0.397
Net realized and unrealized gain (loss)	(0.127)	0.484		(0.804)	0.576	(0.316)

Total income (loss) from operations	$0.191	$0.822		$(0.465)	$0.941	$0.081

Less Distributions
From net investment income	$(0.311)	$(0.332)		$(0.335)	$(0.361)	$(0.391)

Total distributions	$(0.311)	$(0.332)		$(0.335)	$(0.361)	$(0.391)

Net asset value — End of year	$8.990	$9.110		$8.620	$9.420	$8.840

Total Return(2)	2.12%	9.67%		(5.14)%	10.81%	1.03%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$42,706	$48,449		$50,085	$62,306	$57,801
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.73%	0.74%		0.75%	0.75%	0.78%
Interest and fee expense(4)	0.02%	0.03%		0.03%	0.04%	0.04%
Total expenses(3)	0.75%	0.77%		0.78%	0.79%	0.82%
Net investment income	3.50%	3.79%		3.63%	3.96%	4.53%
Portfolio Turnover	13%	0	%(5)	10%	12%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(5)	Amount is less than 0.5%.

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Maryland Fund — Class B
	Year Ended August 31,
	2015	2014		2013	2012	2011
Net asset value — Beginning of year	$9.940	$9.400		$10.270	$9.640	$9.980

Income (Loss) From Operations
Net investment income(1)	$0.273	$0.297		$0.293	$0.325	$0.361
Net realized and unrealized gain (loss)	(0.148)	0.532		(0.874)	0.624	(0.346)

Total income (loss) from operations	$0.125	$0.829		$(0.581)	$0.949	$0.015

Less Distributions
From net investment income	$(0.265)	$(0.289)		$(0.289)	$(0.319)	$(0.355)

Total distributions	$(0.265)	$(0.289)		$(0.289)	$(0.319)	$(0.355)

Net asset value — End of year	$9.800	$9.940		$9.400	$10.270	$9.640

Total Return(2)	1.26%	8.92%		(5.83)%	9.96%	0.26%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$677	$1,150		$1,738	$2,286	$3,494
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.49%		1.50%	1.50%	1.53%
Interest and fee expense(4)	0.02%	0.03%		0.03%	0.04%	0.04%
Total expenses(3)	1.50%	1.52%		1.53%	1.54%	1.57%
Net investment income	2.76%	3.05%		2.88%	3.25%	3.78%
Portfolio Turnover	13%	0	%(5)	10%	12%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(5)	Amount is less than 0.5%.

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Maryland Fund — Class C
	Year Ended August 31,
	2015	2014		2013	2012	2011
Net asset value — Beginning of year	$9.940	$9.400		$10.280	$9.640	$9.980

Income (Loss) From Operations
Net investment income(1)	$0.272	$0.296		$0.291	$0.321	$0.361
Net realized and unrealized gain (loss)	(0.137)	0.533		(0.882)	0.638	(0.346)

Total income (loss) from operations	$0.135	$0.829		$(0.591)	$0.959	$0.015

Less Distributions
From net investment income	$(0.265)	$(0.289)		$(0.289)	$(0.319)	$(0.355)

Total distributions	$(0.265)	$(0.289)		$(0.289)	$(0.319)	$(0.355)

Net asset value — End of year	$9.810	$9.940		$9.400	$10.280	$9.640

Total Return(2)	1.37%	8.92%		(5.92)%	10.07%	0.26%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,671	$15,875		$16,493	$16,094	$11,488
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.49%		1.50%	1.50%	1.53%
Interest and fee expense(4)	0.02%	0.03%		0.03%	0.04%	0.04%
Total expenses(3)	1.50%	1.52%		1.53%	1.54%	1.57%
Net investment income	2.75%	3.04%		2.86%	3.19%	3.78%
Portfolio Turnover	13%	0	%(5)	10%	12%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(5)	Amount is less than 0.5%.

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Maryland Fund — Class I
	Year Ended August 31,
	2015	2014		2013	2012	2011
Net asset value — Beginning of year	$9.130	$8.640		$9.440	$8.860	$9.170

Income (Loss) From Operations
Net investment income(1)	$0.335	$0.357		$0.356	$0.382	$0.416
Net realized and unrealized gain (loss)	(0.125)	0.484		(0.802)	0.579	(0.316)

Total income (loss) from operations	$0.210	$0.841		$(0.446)	$0.961	$0.100

Less Distributions
From net investment income	$(0.330)	$(0.351)		$(0.354)	$(0.381)	$(0.410)

Total distributions	$(0.330)	$(0.351)		$(0.354)	$(0.381)	$(0.410)

Net asset value — End of year	$9.010	$9.130		$8.640	$9.440	$8.860

Total Return(2)	2.32%	9.88%		(4.93)%	11.02%	1.24%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,167	$4,518		$4,595	$3,805	$2,452
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.53%	0.54%		0.55%	0.55%	0.58%
Interest and fee expense(4)	0.02%	0.03%		0.03%	0.04%	0.04%
Total expenses(3)	0.55%	0.57%		0.58%	0.59%	0.62%
Net investment income	3.68%	3.99%		3.82%	4.14%	4.75%
Portfolio Turnover	13%	0	%(5)	10%	12%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(5)	Amount is less than 0.5%.

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Missouri Fund — Class A
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.610	$8.870	$9.830	$9.180	$9.570

Income (Loss) From Operations
Net investment income(1)	$0.347	$0.352	$0.348	$0.365	$0.390
Net realized and unrealized gain (loss)	(0.134)	0.746	(0.963)	0.647	(0.393)

Total income (loss) from operations	$0.213	$1.098	$(0.615)	$1.012	$(0.003)

Less Distributions
From net investment income	$(0.343)	$(0.358)	$(0.345)	$(0.362)	$(0.387)

Total distributions	$(0.343)	$(0.358)	$(0.345)	$(0.362)	$(0.387)

Net asset value — End of year	$9.480	$9.610	$8.870	$9.830	$9.180

Total Return(2)	2.24%	12.58%	(6.49)%	11.20%	0.09%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$61,873	$65,399	$61,391	$80,768	$76,391
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.71%	0.72%	0.73%	0.74%
Interest and fee expense(4)	0.01%	0.01%	0.02%	0.02%	0.03%
Total expenses(3)	0.71%	0.72%	0.74%	0.75%	0.77%
Net investment income	3.62%	3.79%	3.59%	3.82%	4.28%
Portfolio Turnover	7%	15%	10%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Missouri Fund — Class B
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.620	$9.810	$10.870	$10.140	$10.580

Income (Loss) From Operations
Net investment income(1)	$0.304	$0.312	$0.304	$0.327	$0.354
Net realized and unrealized gain (loss)	(0.154)	0.817	(1.063)	0.724	(0.442)

Total income (loss) from operations	$0.150	$1.129	$(0.759)	$1.051	$(0.088)

Less Distributions
From net investment income	$(0.300)	$(0.319)	$(0.301)	$(0.321)	$(0.352)

Total distributions	$(0.300)	$(0.319)	$(0.301)	$(0.321)	$(0.352)

Net asset value — End of year	$10.470	$10.620	$9.810	$10.870	$10.140

Total Return(2)	1.41%	11.67%	(7.17)%	10.50%	(0.74)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$794	$1,159	$1,245	$1,936	$2,618
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.46%	1.47%	1.48%	1.50%
Interest and fee expense(4)	0.01%	0.01%	0.02%	0.02%	0.03%
Total expenses(3)	1.47%	1.47%	1.49%	1.50%	1.53%
Net investment income	2.87%	3.04%	2.84%	3.11%	3.52%
Portfolio Turnover	7%	15%	10%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Missouri Fund — Class C
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.610	$9.800	$10.860	$10.140	$10.570

Income (Loss) From Operations
Net investment income(1)	$0.304	$0.312	$0.303	$0.321	$0.354
Net realized and unrealized gain (loss)	(0.154)	0.817	(1.062)	0.719	(0.432)

Total income (loss) from operations	$0.150	$1.129	$(0.759)	$1.040	$(0.078)

Less Distributions
From net investment income	$(0.300)	$(0.319)	$(0.301)	$(0.320)	$(0.352)

Total distributions	$(0.300)	$(0.319)	$(0.301)	$(0.320)	$(0.352)

Net asset value — End of year	$10.460	$10.610	$9.800	$10.860	$10.140

Total Return(2)	1.41%	11.67%	(7.18)%	10.40%	(0.65)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,370	$6,170	$6,061	$6,380	$4,796
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.46%	1.47%	1.48%	1.50%
Interest and fee expense(4)	0.01%	0.01%	0.02%	0.02%	0.03%
Total expenses(3)	1.46%	1.47%	1.49%	1.50%	1.53%
Net investment income	2.87%	3.05%	2.84%	3.04%	3.52%
Portfolio Turnover	7%	15%	10%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Missouri Fund — Class I
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.620	$8.890	$9.850	$9.190	$9.580

Income (Loss) From Operations
Net investment income(1)	$0.367	$0.375	$0.367	$0.376	$0.402
Net realized and unrealized gain (loss)	(0.134)	0.733	(0.962)	0.665	(0.386)

Total income (loss) from operations	$0.233	$1.108	$(0.595)	$1.041	$0.016

Less Distributions
From net investment income	$(0.363)	$(0.378)	$(0.365)	$(0.381)	$(0.406)

Total distributions	$(0.363)	$(0.378)	$(0.365)	$(0.381)	$(0.406)

Net asset value — End of year	$9.490	$9.620	$8.890	$9.850	$9.190

Total Return(2)	2.44%	12.68%	(6.28)%	11.52%	0.30%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,957	$2,232	$3,753	$2,310	$760
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.51%	0.52%	0.53%	0.54%
Interest and fee expense(4)	0.01%	0.01%	0.02%	0.02%	0.03%
Total expenses(3)	0.51%	0.52%	0.54%	0.55%	0.57%
Net investment income	3.82%	4.05%	3.80%	3.91%	4.41%
Portfolio Turnover	7%	15%	10%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	North Carolina Fund — Class A
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.180	$8.340	$9.480	$8.820	$9.340

Income (Loss) From Operations
Net investment income(1)	$0.323	$0.363	$0.374	$0.407	$0.437
Net realized and unrealized gain (loss)	(0.061)	0.843	(1.143)	0.656	(0.525)

Total income (loss) from operations	$0.262	$1.206	$(0.769)	$1.063	$(0.088)

Less Distributions
From net investment income	$(0.322)	$(0.366)	$(0.371)	$(0.403)	$(0.432)

Total distributions	$(0.322)	$(0.366)	$(0.371)	$(0.403)	$(0.432)

Net asset value — End of year	$9.120	$9.180	$8.340	$9.480	$8.820

Total Return(2)	2.88%	14.70%	(8.46)%	12.27%	(0.79)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$78,397	$79,250	$78,864	$87,573	$74,111
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.71%	0.73%	0.74%	0.75%	0.78%
Interest and fee expense(4)	0.02%	0.05%	0.06%	0.07%	0.09%
Total expenses(3)	0.73%	0.78%	0.80%	0.82%	0.87%
Net investment income	3.50%	4.12%	4.00%	4.41%	4.98%
Portfolio Turnover	2%	8%	14%	8%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	North Carolina Fund — Class B
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.870	$8.970	$10.190	$9.490	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.274	$0.322	$0.328	$0.366	$0.398
Net realized and unrealized gain (loss)	(0.062)	0.900	(1.225)	0.693	(0.565)

Total income (loss) from operations	$0.212	$1.222	$(0.897)	$1.059	$(0.167)

Less Distributions
From net investment income	$(0.272)	$(0.322)	$(0.323)	$(0.359)	$(0.393)

Total distributions	$(0.272)	$(0.322)	$(0.323)	$(0.359)	$(0.393)

Net asset value — End of year	$9.810	$9.870	$8.970	$10.190	$9.490

Total Return(2)	2.16%	13.82%	(9.09)%	11.33%	(1.54)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$575	$871	$1,103	$2,091	$2,544
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.48%	1.49%	1.50%	1.53%
Interest and fee expense(4)	0.02%	0.05%	0.06%	0.07%	0.09%
Total expenses(3)	1.48%	1.53%	1.55%	1.57%	1.62%
Net investment income	2.77%	3.40%	3.24%	3.70%	4.22%
Portfolio Turnover	2%	8%	14%	8%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

63	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	North Carolina Fund — Class C
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.870	$8.970	$10.190	$9.490	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.273	$0.322	$0.327	$0.360	$0.398
Net realized and unrealized gain (loss)	(0.061)	0.901	(1.224)	0.699	(0.564)

Total income (loss) from operations	$0.212	$1.223	$(0.897)	$1.059	$(0.166)

Less Distributions
From net investment income	$(0.272)	$(0.323)	$(0.323)	$(0.359)	$(0.394)

Total distributions	$(0.272)	$(0.323)	$(0.323)	$(0.359)	$(0.394)

Net asset value — End of year	$9.810	$9.870	$8.970	$10.190	$9.490

Total Return(2)	2.16%	13.82%	(9.09)%	11.32%	(1.54)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,180	$17,630	$20,150	$21,402	$13,509
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.48%	1.49%	1.49%	1.53%
Interest and fee expense(4)	0.02%	0.05%	0.06%	0.07%	0.09%
Total expenses(3)	1.48%	1.53%	1.55%	1.56%	1.62%
Net investment income	2.75%	3.39%	3.25%	3.63%	4.22%
Portfolio Turnover	2%	8%	14%	8%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	North Carolina Fund — Class I
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.200	$8.360	$9.500	$8.840	$9.370

Income (Loss) From Operations
Net investment income(1)	$0.341	$0.382	$0.394	$0.426	$0.455
Net realized and unrealized gain (loss)	(0.059)	0.843	(1.144)	0.656	(0.535)

Total income (loss) from operations	$0.282	$1.225	$(0.750)	$1.082	$(0.080)

Less Distributions
From net investment income	$(0.342)	$(0.385)	$(0.390)	$(0.422)	$(0.450)

Total distributions	$(0.342)	$(0.385)	$(0.390)	$(0.422)	$(0.450)

Net asset value — End of year	$9.140	$9.200	$8.360	$9.500	$8.840

Total Return(2)	3.09%	14.91%	(8.25)%	12.35%	(0.57)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$20,694	$15,613	$15,958	$18,174	$14,491
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.51%	0.53%	0.54%	0.55%	0.58%
Interest and fee expense(4)	0.02%	0.05%	0.06%	0.07%	0.09%
Total expenses(3)	0.53%	0.58%	0.60%	0.62%	0.67%
Net investment income	3.70%	4.32%	4.20%	4.61%	5.18%
Portfolio Turnover	2%	8%	14%	8%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Oregon Fund — Class A
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$8.760	$8.070	$9.570	$8.630	$9.180

Income (Loss) From Operations
Net investment income(1)	$0.331	$0.383	$0.380	$0.414	$0.443
Net realized and unrealized gain (loss)	(0.133)	0.684	(1.504)	0.939	(0.554)

Total income (loss) from operations	$0.198	$1.067	$(1.124)	$1.353	$(0.111)

Less Distributions
From net investment income	$(0.328)	$(0.377)	$(0.376)	$(0.413)	$(0.439)

Total distributions	$(0.328)	$(0.377)	$(0.376)	$(0.413)	$(0.439)

Net asset value — End of year	$8.630	$8.760	$8.070	$9.570	$8.630

Total Return(2)	2.28%	13.48%	(12.19)%	15.95%	(1.01)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$87,948	$91,306	$89,102	$115,323	$99,049
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.73%	0.73%	0.74%	0.77%
Interest and fee expense(4)	0.04%	0.08%	0.08%	0.10%	0.10%
Total expenses(3)	0.74%	0.81%	0.81%	0.84%	0.87%
Net investment income	3.79%	4.54%	4.05%	4.50%	5.21%
Portfolio Turnover	4%	16%	40%	17%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Oregon Fund — Class B
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.580	$8.830	$10.460	$9.440	$10.040

Income (Loss) From Operations
Net investment income(1)	$0.291	$0.353	$0.338	$0.380	$0.414
Net realized and unrealized gain (loss)	(0.144)	0.741	(1.634)	1.016	(0.604)

Total income (loss) from operations	$0.147	$1.094	$(1.296)	$1.396	$(0.190)

Less Distributions
From net investment income	$(0.287)	$(0.344)	$(0.334)	$(0.376)	$(0.410)

Total distributions	$(0.287)	$(0.344)	$(0.334)	$(0.376)	$(0.410)

Net asset value — End of year	$9.440	$9.580	$8.830	$10.460	$9.440

Total Return(2)	1.54%	12.59%	(12.75)%	15.00%	(1.73)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,607	$2,445	$3,186	$5,927	$6,873
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.48%	1.48%	1.49%	1.52%
Interest and fee expense(4)	0.04%	0.08%	0.08%	0.10%	0.10%
Total expenses(3)	1.50%	1.56%	1.56%	1.59%	1.62%
Net investment income	3.04%	3.84%	3.29%	3.78%	4.44%
Portfolio Turnover	4%	16%	40%	17%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

67	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Oregon Fund — Class C
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.590	$8.840	$10.470	$9.450	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.291	$0.354	$0.339	$0.376	$0.415
Net realized and unrealized gain (loss)	(0.143)	0.740	(1.634)	1.020	(0.605)

Total income (loss) from operations	$0.148	$1.094	$(1.295)	$1.396	$(0.190)

Less Distributions
From net investment income	$(0.288)	$(0.344)	$(0.335)	$(0.376)	$(0.410)

Total distributions	$(0.288)	$(0.344)	$(0.335)	$(0.376)	$(0.410)

Net asset value — End of year	$9.450	$9.590	$8.840	$10.470	$9.450

Total Return(2)	1.54%	12.58%	(12.74)%	14.99%	(1.72)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,815	$13,558	$17,275	$23,894	$16,815
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.48%	1.48%	1.48%	1.52%
Interest and fee expense(4)	0.04%	0.08%	0.08%	0.10%	0.10%
Total expenses(3)	1.49%	1.56%	1.56%	1.58%	1.62%
Net investment income	3.04%	3.84%	3.30%	3.72%	4.46%
Portfolio Turnover	4%	16%	40%	17%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

68	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Oregon Fund — Class I
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$8.750	$8.070	$9.560	$8.620	$9.180

Income (Loss) From Operations
Net investment income(1)	$0.347	$0.401	$0.397	$0.419	$0.461
Net realized and unrealized gain (loss)	(0.131)	0.673	(1.493)	0.951	(0.566)

Total income (loss) from operations	$0.216	$1.074	$(1.096)	$1.370	$(0.105)

Less Distributions
From net investment income	$(0.346)	$(0.394)	$(0.394)	$(0.430)	$(0.455)

Total distributions	$(0.346)	$(0.394)	$(0.394)	$(0.430)	$(0.455)

Net asset value — End of year	$8.620	$8.750	$8.070	$9.560	$8.620

Total Return(2)	2.48%	13.58%	(11.92)%	16.19%	(0.92)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,867	$9,114	$13,092	$26,776	$3,262
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.53%	0.53%	0.53%	0.57%
Interest and fee expense(4)	0.04%	0.08%	0.08%	0.10%	0.10%
Total expenses(3)	0.54%	0.61%	0.61%	0.63%	0.67%
Net investment income	3.97%	4.76%	4.21%	4.48%	5.44%
Portfolio Turnover	4%	16%	40%	17%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

69	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	South Carolina Fund — Class A
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.290	$8.500	$9.690	$8.930	$9.530

Income (Loss) From Operations
Net investment income(1)	$0.337	$0.382	$0.382	$0.401	$0.442
Net realized and unrealized gain (loss)	(0.103)	0.785	(1.193)	0.758	(0.603)

Total income (loss) from operations	$0.234	$1.167	$(0.811)	$1.159	$(0.161)

Less Distributions
From net investment income	$(0.334)	$(0.377)	$(0.379)	$(0.399)	$(0.439)

Total distributions	$(0.334)	$(0.377)	$(0.379)	$(0.399)	$(0.439)

Net asset value — End of year	$9.190	$9.290	$8.500	$9.690	$8.930

Total Return(2)	2.52%	13.96%	(8.73)%	13.21%	(1.52)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$72,162	$76,958	$76,573	$93,466	$78,406
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.72%	0.72%	0.74%	0.76%
Interest and fee expense(4)	0.01%	0.06%	0.07%	0.07%	0.10%
Total expenses(3)	0.71%	0.78%	0.79%	0.81%	0.86%
Net investment income	3.61%	4.26%	3.98%	4.28%	4.99%
Portfolio Turnover	5%	10%	44%	30%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

70	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	South Carolina Fund — Class B
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.850	$9.020	$10.270	$9.470	$10.110

Income (Loss) From Operations
Net investment income(1)	$0.283	$0.340	$0.329	$0.354	$0.398
Net realized and unrealized gain (loss)	(0.103)	0.818	(1.253)	0.795	(0.643)

Total income (loss) from operations	$0.180	$1.158	$(0.924)	$1.149	$(0.245)

Less Distributions
From net investment income	$(0.280)	$(0.328)	$(0.326)	$(0.349)	$(0.395)

Total distributions	$(0.280)	$(0.328)	$(0.326)	$(0.349)	$(0.395)

Net asset value — End of year	$9.750	$9.850	$9.020	$10.270	$9.470

Total Return(2)	1.82%	13.02%	(9.30)%	12.30%	(2.29)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$937	$1,477	$2,797	$3,909	$4,585
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.48%	1.47%	1.49%	1.52%
Interest and fee expense(4)	0.01%	0.06%	0.07%	0.07%	0.10%
Total expenses(3)	1.47%	1.54%	1.54%	1.56%	1.62%
Net investment income	2.86%	3.60%	3.23%	3.56%	4.24%
Portfolio Turnover	5%	10%	44%	30%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

71	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	South Carolina Fund — Class C
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.860	$9.020	$10.280	$9.470	$10.110

Income (Loss) From Operations
Net investment income(1)	$0.283	$0.333	$0.329	$0.350	$0.399
Net realized and unrealized gain (loss)	(0.113)	0.835	(1.263)	0.809	(0.644)

Total income (loss) from operations	$0.170	$1.168	$(0.934)	$1.159	$(0.245)

Less Distributions
From net investment income	$(0.280)	$(0.328)	$(0.326)	$(0.349)	$(0.395)

Total distributions	$(0.280)	$(0.328)	$(0.326)	$(0.349)	$(0.395)

Net asset value — End of year	$9.750	$9.860	$9.020	$10.280	$9.470

Total Return(2)	1.72%	13.13%	(9.39)%	12.41%	(2.29)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$25,178	$25,939	$25,971	$29,876	$22,267
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.47%	1.47%	1.48%	1.51%
Interest and fee expense(4)	0.01%	0.06%	0.07%	0.07%	0.10%
Total expenses(3)	1.46%	1.53%	1.54%	1.55%	1.61%
Net investment income	2.86%	3.51%	3.23%	3.51%	4.25%
Portfolio Turnover	5%	10%	44%	30%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

72	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	South Carolina Fund — Class I
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.300	$8.510	$9.700	$8.930	$9.540

Income (Loss) From Operations
Net investment income(1)	$0.355	$0.402	$0.402	$0.422	$0.459
Net realized and unrealized gain (loss)	(0.102)	0.783	(1.193)	0.766	(0.612)

Total income (loss) from operations	$0.253	$1.185	$(0.791)	$1.188	$(0.153)

Less Distributions
From net investment income	$(0.353)	$(0.395)	$(0.399)	$(0.418)	$(0.457)

Total distributions	$(0.353)	$(0.395)	$(0.399)	$(0.418)	$(0.457)

Net asset value — End of year	$9.200	$9.300	$8.510	$9.700	$8.930

Total Return(2)	2.73%	14.17%	(8.53)%	13.55%	(1.43)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$18,690	$18,404	$22,726	$26,081	$24,270
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.52%	0.52%	0.54%	0.56%
Interest and fee expense(4)	0.01%	0.06%	0.07%	0.07%	0.10%
Total expenses(3)	0.51%	0.58%	0.59%	0.61%	0.66%
Net investment income	3.81%	4.49%	4.19%	4.49%	5.17%
Portfolio Turnover	5%	10%	44%	30%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

73	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Virginia Fund — Class A
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$8.140	$7.790	$8.460	$8.060	$8.480

Income (Loss) From Operations
Net investment income(1)	$0.313	$0.320	$0.334	$0.354	$0.394
Net realized and unrealized gain (loss)	(0.177)	0.350	(0.675)	0.397	(0.424)

Total income (loss) from operations	$0.136	$0.670	$(0.341)	$0.751	$(0.030)

Less Distributions
From net investment income	$(0.306)	$(0.320)	$(0.329)	$(0.351)	$(0.390)

Total distributions	$(0.306)	$(0.320)	$(0.329)	$(0.351)	$(0.390)

Net asset value — End of year	$7.970	$8.140	$7.790	$8.460	$8.060

Total Return(2)	1.68%	8.73%	(4.25)%	9.48%	(0.31)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$58,637	$64,124	$65,762	$80,350	$80,065
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.73%	0.72%	0.73%	0.76%	0.77%
Interest and fee expense(4)	0.03%	0.03%	0.04%	0.04%	0.05%
Total expenses(3)	0.76%	0.75%	0.77%	0.80%	0.82%
Net investment income	3.87%	3.98%	3.97%	4.27%	4.82%
Portfolio Turnover	6%	5%	9%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

74	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Virginia Fund — Class B
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.010	$8.620	$9.360	$8.920	$9.380

Income (Loss) From Operations
Net investment income(1)	$0.280	$0.290	$0.300	$0.324	$0.368
Net realized and unrealized gain (loss)	(0.190)	0.388	(0.746)	0.435	(0.465)

Total income (loss) from operations	$0.090	$0.678	$(0.446)	$0.759	$(0.097)

Less Distributions
From net investment income	$(0.270)	$(0.288)	$(0.294)	$(0.319)	$(0.363)

Total distributions	$(0.270)	$(0.288)	$(0.294)	$(0.319)	$(0.363)

Net asset value — End of year	$8.830	$9.010	$8.620	$9.360	$8.920

Total Return(2)	1.01%	7.96%	(4.95)%	8.63%	(1.00)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$524	$1,093	$1,626	$2,817	$3,757
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.48%	1.48%	1.51%	1.52%
Interest and fee expense(4)	0.03%	0.03%	0.04%	0.04%	0.05%
Total expenses(3)	1.51%	1.51%	1.52%	1.55%	1.57%
Net investment income	3.13%	3.26%	3.22%	3.53%	4.06%
Portfolio Turnover	6%	5%	9%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

75	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Virginia Fund — Class C
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.010	$8.620	$9.370	$8.930	$9.390

Income (Loss) From Operations
Net investment income(1)	$0.280	$0.288	$0.299	$0.324	$0.369
Net realized and unrealized gain (loss)	(0.189)	0.390	(0.755)	0.435	(0.465)

Total income (loss) from operations	$0.091	$0.678	$(0.456)	$0.759	$(0.096)

Less Distributions
From net investment income	$(0.271)	$(0.288)	$(0.294)	$(0.319)	$(0.364)

Total distributions	$(0.271)	$(0.288)	$(0.294)	$(0.319)	$(0.364)

Net asset value — End of year	$8.830	$9.010	$8.620	$9.370	$8.930

Total Return(2)	1.01%	7.96%	(5.05)%	8.63%	(0.99)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,424	$7,475	$8,059	$9,179	$9,699
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.47%	1.48%	1.51%	1.52%
Interest and fee expense(4)	0.03%	0.03%	0.04%	0.04%	0.05%
Total expenses(3)	1.51%	1.50%	1.52%	1.55%	1.57%
Net investment income	3.12%	3.24%	3.21%	3.52%	4.08%
Portfolio Turnover	6%	5%	9%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

76	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Financial Highlights — continued

	Virginia Fund — Class I
	Year Ended August 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$8.160	$7.810	$8.480	$8.080	$8.500

Income (Loss) From Operations
Net investment income(1)	$0.330	$0.337	$0.351	$0.371	$0.411
Net realized and unrealized gain (loss)	(0.177)	0.350	(0.675)	0.397	(0.424)

Total income (loss) from operations	$0.153	$0.687	$(0.324)	$0.768	$(0.013)

Less Distributions
From net investment income	$(0.323)	$(0.337)	$(0.346)	$(0.368)	$(0.407)

Total distributions	$(0.323)	$(0.337)	$(0.346)	$(0.368)	$(0.407)

Net asset value — End of year	$7.990	$8.160	$7.810	$8.480	$8.080

Total Return(2)	1.89%	8.93%	(4.03)%	9.68%	(0.09)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,672	$14,640	$16,539	$19,635	$18,510
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.53%	0.52%	0.53%	0.55%	0.57%
Interest and fee expense(4)	0.03%	0.03%	0.04%	0.04%	0.05%
Total expenses(3)	0.56%	0.55%	0.57%	0.59%	0.62%
Net investment income	4.07%	4.18%	4.17%	4.46%	5.02%
Portfolio Turnover	6%	5%	9%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

77	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of August 31, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

78

Eaton Vance

Municipal Income Funds

August 31, 2015

Notes to Financial Statements — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at August 31, 2015. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2015, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Maryland Fund	Missouri Fund	North Carolina Fund

Floating Rate Notes Outstanding	$1,500,000	$850,000	$3,750,000
Interest Rate or Range of Interest Rates (%)	0.07	0.03	0.03-0.07
Collateral for Floating Rate Notes Outstanding	$2,183,820	$1,394,404	$5,566,600

	Oregon Fund	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$6,555,000	$3,100,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.06	0.07	0.02
Collateral for Floating Rate Notes Outstanding	$9,934,409	$4,468,107	$5,795,788

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For the year ended August 31, 2015, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Average Floating Rate Notes Outstanding	$3,069,863	$2,116,274	$850,000	$3,750,000
Average Interest Rate	0.68%	0.66%	0.65%	0.64%

	Oregon Fund	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$6,555,000	$3,100,000	$3,330,000
Average Interest Rate	0.65%	0.59%	0.83%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2015.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statements of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts will need to be restructured or unwound. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

As of August 31, 2015, the Funds’ investments in residual interest bonds that were required to be compliant with the Volcker Rule by July 21, 2015, if any, were restructured by the required compliance date. Legal and restructuring fees incurred in connection with the restructuring of residual bond trusts are recorded as interest expense.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

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2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2015 and August 31, 2014 was as follows:

	Year Ended August 31, 2015
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Distributions declared from:
Tax-exempt income	$2,141,233	$2,226,073	$2,593,028	$3,936,626

	Year Ended August 31, 2015
	Oregon Fund	South Carolina Fund	Virginia Fund

Distributions declared from:
Tax-exempt income	$4,364,302	$4,270,184	$3,164,428
Ordinary income	$1,813	$—	$—

	Year Ended August 31, 2014
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Distributions declared from:
Tax-exempt income	$2,268,100	$2,519,395	$2,666,468	$4,492,409
Ordinary income	$—	$51	$60,417	$58,250

	Year Ended August 31, 2014
	Oregon Fund	South Carolina Fund	Virginia Fund

Distributions declared from:
Tax-exempt income	$4,934,701	$5,015,432	$3,405,777
Ordinary income	$64,781	$219	$55,645

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During the year ended August 31, 2015, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for premium amortization and accretion of market discount.

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Change in:
Paid-in capital	$(536,265)	$(204,999)	$—	$(88,235)
Accumulated net realized loss	$549,605	$251,690	$27,323	$91,866
Accumulated undistributed (distributions in excess of) net investment income	$(13,340)	$(46,691)	$(27,323)	$(3,631)

	Oregon Fund	South Carolina Fund	Virginia Fund

Change in:
Paid-in capital	$—	$—	$—
Accumulated net realized loss	$40,363	$38,654	$66,134
Accumulated undistributed net investment income	$(40,363)	$(38,654)	$(66,134)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of August 31, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Undistributed tax-exempt income	$12,443	$28,428	$111,272	$248,313
Capital loss carryforwards, post October capital losses and deferred capital losses	$(10,546,051)	$(11,226,855)	$(9,357,533)	$(10,964,716)
Net unrealized appreciation	$4,406,756	$3,977,907	$5,522,538	$8,369,528
Other temporary differences	$(57,439)	$(54,557)	$(19,848)	$(57,504)

	Oregon Fund	South Carolina Fund	Virginia Fund

Undistributed tax-exempt income	$244,728	$179,534	$201,426
Capital loss carryforwards and deferred capital losses	$(21,464,799)	$(23,253,408)	$(22,992,721)
Net unrealized appreciation	$4,166,663	$7,711,525	$7,624,109
Other temporary differences	$(44,113)	$(66,113)	$(70,253)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, residual interest bonds, premium amortization, accretion of market discount and the timing of recognizing distributions to shareholders.

At August 31, 2015, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital

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loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

August 31, 2016	$306,338	$4,159,062	$337,671	$274,170
August 31, 2017	980,989	34,823	2,259,438	—
August 31, 2018	2,812,349	2,032,881	3,282,262	3,573,563
August 31, 2019	3,087,553	1,823,894	1,434,581	1,655,671

Total capital loss carryforwards	$7,187,229	$8,050,660	$7,313,952	$5,503,404

Deferred capital losses:
Short-term	$1,862,175	$715,781	$1,226,013	$2,937,216
Long-term	$1,496,647	$2,460,414	$817,568	$2,494,465

Expiration Date	Oregon Fund	South Carolina Fund	Virginia Fund

August 31, 2016	$2,145,240	$1,027,752	$502,088
August 31, 2017	1,066,237	3,019,420	3,212,881
August 31, 2018	9,061,392	10,869,967	464,954
August 31, 2019	809,441	527,346	10,782,176

Total capital loss carryforwards	$13,082,310	$15,444,485	$14,962,099

Deferred capital losses:
Short-term	$5,043,509	$6,546,494	$2,891,750
Long-term	$3,338,980	$1,262,429	$5,138,872

Additionally, at August 31, 2015, the North Carolina Fund had a net capital loss of $29,631 attributable to security transactions incurred after October 31, 2014 that the Fund has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2015, as determined on a federal income tax basis, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Aggregate cost	$62,069,414	$60,999,947	$64,330,869	$105,605,880

Gross unrealized appreciation	$4,872,964	$4,135,882	$5,908,308	$9,045,306
Gross unrealized depreciation	(466,208)	(157,975)	(385,770)	(675,778)

Net unrealized appreciation	$4,406,756	$3,977,907	$5,522,538	$8,369,528

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	Oregon Fund	South Carolina Fund	Virginia Fund

Aggregate cost	$111,936,506	$108,012,614	$71,559,773

Gross unrealized appreciation	$9,269,810	$8,682,250	$8,676,637
Gross unrealized depreciation	(5,103,147)	(970,725)	(1,052,528)

Net unrealized appreciation	$4,166,663	$7,711,525	$7,624,109

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the year ended August 31, 2015, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Adviser Fee	$176,117	$204,483	$230,565	$406,325
Effective Annual Rate	0.29%	0.30%	0.31%	0.35%

	Oregon Fund	South Carolina Fund	Virginia Fund

Investment Adviser Fee	$429,192	$444,629	$279,476
Effective Annual Rate	0.36%	0.36%	0.33%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended August 31, 2015 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

EVM’s Sub-Transfer Agent Fees	$2,292	$3,553	$2,741	$4,299
EVD’s Class A Sales Charges	$9,910	$7,004	$12,145	$27,237

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	Oregon Fund	South Carolina Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees	$3,557	$3,681	$5,245
EVD’s Class A Sales Charges	$30,457	$20,841	$7,271

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2015 for Class A shares amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A Distribution and Service Fees	$82,952	$90,675	$127,597	$158,028

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A Distribution and Service Fees	$181,424	$151,985	$122,647

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended August 31, 2015, the Funds paid or accrued to EVD the following distribution fees:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Distribution Fees	$5,419	$6,713	$7,267	$5,605
Class C Distribution Fees	$43,883	$117,392	$48,355	$131,432

	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Distribution Fees	$15,312	$9,540	$6,119
Class C Distribution Fees	$104,557	$193,597	$52,012

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the

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maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2015 amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Service Fees	$1,445	$1,790	$1,938	$1,494
Class C Service Fees	$11,702	$31,304	$12,895	$35,049

	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Service Fees	$4,083	$2,544	$1,632
Class C Service Fees	$27,882	$51,626	$13,870

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended August 31, 2015, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A	$—	$—	$—	$8,000
Class B	$500	$100	$100	$1,000
Class C	$200	$1,000	$200	$1,000

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A	$—	$300	$—
Class B	$200	$1,000	$100
Class C	$500	$2,000	$1,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2015 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Purchases	$15,071,512	$8,662,955	$4,837,446	$7,994,676
Sales	$8,603,830	$10,952,953	$6,188,917	$2,400,992

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	Oregon Fund	South Carolina Fund	Virginia Fund

Purchases	$11,235,459	$6,895,495	$5,393,570
Sales	$5,438,046	$6,450,674	$9,009,386

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Georgia Fund
	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	429,007	6	167,241	1,675,030
Issued to shareholders electing to receive payments of distributions in Fund shares	143,358	1,986	15,085	20,230
Redemptions	(722,627)	(14,568)	(128,380)	(404,752)
Exchange from Class B shares	20,426	—	—	—
Exchange to Class A shares	—	(19,114)	—	—

Net increase (decrease)	(129,836)	(31,690)	53,946	1,290,508

	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	217,887	67	57,496	571,207
Issued to shareholders electing to receive payments of distributions in Fund shares	170,353	3,251	15,822	13,487
Redemptions	(1,181,624)	(13,990)	(132,927)	(528,276)
Exchange from Class B shares	33,711	—	—	—
Exchange to Class A shares	—	(31,548)	—	—

Net increase (decrease)	(759,673)	(42,220)	(59,609)	56,418

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Maryland Fund
	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	233,151	399	212,882	429,179
Issued to shareholders electing to receive payments of distributions in Fund shares	129,736	1,936	29,560	6,961
Redemptions	(966,249)	(14,478)	(343,313)	(135,439)
Exchange from Class B shares	37,587	—	—	—
Exchange to Class A shares	—	(34,449)	—	—

Net increase (decrease)	(565,775)	(46,592)	(100,871)	300,701

	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	214,363	599	199,187	206,048
Issued to shareholders electing to receive payments of distributions in Fund shares	154,661	3,415	35,463	7,231
Redemptions	(902,882)	(38,201)	(392,199)	(250,627)
Exchange from Class B shares	38,308	—	—	—
Exchange to Class A shares	—	(35,126)	—	—

Net decrease	(495,550)	(69,313)	(157,549)	(37,348)

Missouri Fund
	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	472,218	135	89,805	119,006
Issued to shareholders electing to receive payments of distributions in Fund shares	219,564	2,434	13,840	8,241
Redemptions	(1,002,251)	(6,485)	(76,465)	(47,660)
Exchange from Class B shares	32,467	—	—	—
Exchange to Class A shares	—	(29,407)	—	—

Net increase (decrease)	(278,002)	(33,323)	27,180	79,587

	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	691,954	10,473	74,873	40,718
Issued to shareholders electing to receive payments of distributions in Fund shares	235,736	3,711	13,701	8,573
Redemptions	(1,055,053)	(18,694)	(125,712)	(239,696)
Exchange from Class B shares	14,733	—	—	—
Exchange to Class A shares	—	(13,331)	—	—

Net decrease	(112,630)	(17,841)	(37,138)	(190,405)

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North Carolina Fund
	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	1,116,743	109	335,329	816,470
Issued to shareholders electing to receive payments of distributions in Fund shares	267,104	1,885	40,933	30,861
Redemptions	(1,438,187)	(16,295)	(410,525)	(280,700)
Exchange from Class B shares	16,488	—	—	—
Exchange to Class A shares	—	(15,337)	—	—

Net increase (decrease)	(37,852)	(29,638)	(34,263)	566,631

	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,391,210	934	310,691	763,680
Issued to shareholders electing to receive payments of distributions in Fund shares	319,368	3,080	60,369	21,780
Redemptions	(2,539,472)	(33,515)	(831,814)	(997,608)
Exchange from Class B shares	5,629	—	—	—
Exchange to Class A shares	—	(5,235)	—	—

Net decrease	(823,265)	(34,736)	(460,754)	(212,148)

Oregon Fund
	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	798,689	59	300,590	1,127,438
Issued to shareholders electing to receive payments of distributions in Fund shares	369,396	6,202	40,503	25,811
Redemptions	(1,432,268)	(67,825)	(293,439)	(587,157)
Exchange from Class B shares	25,706	—	—	—
Exchange to Class A shares	—	(23,509)	—	—

Net increase (decrease)	(238,477)	(85,073)	47,654	566,092

	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,572,750	237	178,394	538,332
Issued to shareholders electing to receive payments of distributions in Fund shares	438,110	10,754	56,496	19,176
Redemptions	(2,655,167)	(84,012)	(774,868)	(1,138,765)
Exchange from Class B shares	35,564	—	—	—
Exchange to Class A shares	—	(32,514)	—	—

Net decrease	(608,743)	(105,535)	(539,978)	(581,257)

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Notes to Financial Statements — continued

South Carolina Fund
	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	565,385	17	331,851	891,751
Issued to shareholders electing to receive payments of distributions in Fund shares	266,178	3,533	64,454	26,220
Redemptions	(1,299,244)	(25,630)	(446,510)	(865,866)
Exchange from Class B shares	33,590	—	—	—
Exchange to Class A shares	—	(31,715)	—	—

Net increase (decrease)	(434,091)	(53,795)	(50,205)	52,105

	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,100,900	4,302	365,073	462,220
Issued to shareholders electing to receive payments of distributions in Fund shares	323,566	7,323	79,960	24,553
Redemptions	(2,263,857)	(60,969)	(692,223)	(1,178,003)
Exchange from Class B shares	117,631	—	—	—
Exchange to Class A shares	—	(110,902)	—	—

Net decrease	(721,760)	(160,246)	(247,190)	(691,230)

Virginia Fund
	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	364,196	—	62,813	342,433
Issued to shareholders electing to receive payments of distributions in Fund shares	231,810	2,589	19,470	22,874
Redemptions	(1,156,614)	(32,882)	(184,208)	(324,260)
Exchange from Class B shares	34,998	—	—	—
Exchange to Class A shares	—	(31,610)	—	—

Net increase (decrease)	(525,610)	(61,903)	(101,925)	41,047

	Year Ended August 31, 2014
	Class A	Class B	Class C	Class I

Sales	356,720	52	108,696	516,526
Issued to shareholders electing to receive payments of distributions in Fund shares	263,346	4,576	22,829	20,720
Redemptions	(1,202,915)	(57,038)	(236,598)	(861,456)
Exchange from Class B shares	16,468	—	—	—
Exchange to Class A shares	—	(14,870)	—	—

Net decrease	(566,381)	(67,280)	(105,073)	(324,210)

At August 31, 2015, one shareholder owned 13.8% of the value of the outstanding shares of the Missouri Fund.

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Notes to Financial Statements — continued

8   Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At August 31, 2015, the Maryland Fund had a balance outstanding pursuant to this line of credit of $400,000, at an interest rate of 1.14%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at August 31, 2015. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at August 31, 2015. The Funds’ average borrowings or allocated fees during the year ended August 31, 2015 were not significant.

On September 4, 2015, the Funds renewed their line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at August 31, 2015 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Georgia	12/15	15 U.S. Long Treasury Bond	Short	$(2,318,058)	$(2,319,375)	$(1,317)
Maryland	12/15	25 U.S. Long Treasury Bond	Short	$(3,863,430)	$(3,865,625)	$(2,195)
Missouri	12/15	29 U.S. 10-Year Treasury Note	Short	$(3,693,367)	$(3,684,812)	$8,555
	12/15	6 U.S. Long Treasury Bond	Short	(927,223)	(927,750)	(527)
Oregon	12/15	20 U.S. Long Treasury Bond	Short	$(3,090,744)	$(3,092,500)	$(1,756)
Virginia	12/15	50 U.S. Long Treasury Bond	Short	$(7,726,859)	$(7,731,250)	$(4,391)

At August 31, 2015, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

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Notes to Financial Statements — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at August 31, 2015 were as follows:

	Georgia Fund		Maryland Fund		Missouri Fund		Oregon Fund		Virginia Fund

Asset Derivative:
Futures Contracts	$—		$—		$8,555	(1)	$—		$—

Total	$—		$—		$8,555		$—		$—

Liability Derivative:
Futures Contracts	$(1,317	)(1)	$(2,195	)(1)	$(527	)(1)	$(1,756	)(1)	$(4,391	)(1)

Total	$(1,317)		$(2,195)		$(527)		$(1,756)		$(4,391)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable for variation margin.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the year ended August 31, 2015 was as follows:

	Georgia Fund		Maryland Fund		Missouri Fund		Oregon Fund		Virginia Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(321,022	)(1)	$(210,859	)(1)	$(185,590	)(1)	$(237,866	)(1)	$(597,702	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$91,807	(2)	$39,437	(2)	$32,668	(2)	$69,457	(2)	$143,512	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts (short) outstanding during the year ended August 31, 2015, which are indicative of the volume of this derivative type, were approximately as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	Oregon Fund	Virginia Fund

Average Notional Amount:
Futures Contracts — Short	$6,555,000	$4,568,000	$4,755,000	$6,740,000	$12,657,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements — continued

At August 31, 2015, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$66,476,170	$—	$66,476,170

Total Investments	$—	$66,476,170	$—	$66,476,170

Liability Description

Futures Contracts	$(1,317)	$—	$—	$(1,317)

Total	$(1,317)	$—	$—	$(1,317)

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$66,477,854	$—	$66,477,854

Total Investments	$—	$66,477,854	$—	$66,477,854

Liability Description

Futures Contracts	$(2,195)	$—	$—	$(2,195)

Total	$(2,195)	$—	$—	$(2,195)

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$70,703,407	$—	$70,703,407

Total Investments	$—	$70,703,407	$—	$70,703,407

Futures Contracts	$8,555	$—	$—	$8,555

Total	$8,555	$70,703,407	$—	$70,711,962

Liability Description

Futures Contracts	$(527)	$—	$—	$(527)

Total	$(527)	$—	$—	$(527)

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$117,725,408	$—	$117,725,408

Total Investments	$—	$117,725,408	$—	$117,725,408

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Notes to Financial Statements — continued

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$122,658,169	$—	$122,658,169

Total Investments	$—	$122,658,169	$—	$122,658,169

Liability Description

Futures Contracts	$(1,756)	$—	$—	$(1,756)

Total	$(1,756)	$—	$—	$(1,756)

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$118,824,139	$—	$118,824,139

Total Investments	$—	$118,824,139	$—	$118,824,139

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$82,513,882	$—	$82,513,882

Total Investments	$—	$82,513,882	$—	$82,513,882

Liability Description

Futures Contracts	$(4,391)	$—	$—	$(4,391)

Total	$(4,391)	$—	$—	$(4,391)

The Funds held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

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Eaton Vance

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August 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund as of August 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 19, 2015

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Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended August 31, 2015, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Georgia Municipal Income Fund	100.00%
Maryland Municipal Income Fund	100.00%
Missouri Municipal Income Fund	100.00%
North Carolina Municipal Income Fund	100.00%
Oregon Municipal Income Fund	99.96%
South Carolina Municipal Income Fund	100.00%
Virginia Municipal Income Fund	100.00%

96

Eaton Vance

Municipal Income Funds

August 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Georgia Municipal Income Fund

•	Eaton Vance Maryland Municipal Income Fund

•	Eaton Vance Missouri Municipal Income Fund

•	Eaton Vance North Carolina Municipal Income Fund

•	Eaton Vance Oregon Municipal Income Fund

•	Eaton Vance South Carolina Municipal Income Fund

•	Eaton Vance Virginia Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing

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Board of Trustees’ Contract Approval — continued

factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to each Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Funds, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

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August 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

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Eaton Vance

Municipal Income Funds

August 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

445 8.31.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a) –(d)

Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This

Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended August 31, 2014 and August 31, 2015 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/14	8/31/15
Audit Fees	$31,010	$31,610
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,700	$10,506
All Other Fees(3)	$0	$0

Total	$41,710	$42,116

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/14	8/31/15
Audit Fees	$37,660	$38,560
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,600	$10,403
All Other Fees(3)	$0	$0

Total	$48,260	$48,963

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/14	8/31/15
Audit Fees	$33,260	$34,760
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,870	$9,651
All Other Fees(3)	$0	$0

Total	$43,130	$44,411

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/14	8/31/15
Audit Fees	$37,690	$38,290
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,590	$10,393
All Other Fees(3)	$0	$0

Total	$48,280	$48,683

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/14	8/31/15
Audit Fees	$36,450	$36,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,020	$9,806
All Other Fees(3)	$0	$0

Total	$46,470	$46,606

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/14	8/31/15
Audit Fees	$36,050	$36,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,590	$10,393
All Other Fees(3)	$0	$0

Total	$46,640	$46,643

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/14	8/31/15
Audit Fees	$33,890	$35,790
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,870	$9,651
All Other Fees(3)	$0	$0

Total	$43,760	$45,441

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/13	7/31/14	8/31/14	9/30/14	7/31/15	8/31/15
Audit Fees	$305,610	$226,860	$246,010	$327,322	$244,260	$252,060
Audit-Related Fees(1)	$0	$0	$0	$3,075	$0	$0
Tax Fees(2)	$69,550	$59,510	$72,240	$73,280	$59,957	$70,803
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$375,160	$286,370	$318,250	$403,677	$304,217	$322,863

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/13	7/31/14	8/31/14	9/30/14	7/31/15	8/31/15
Registrant(1)	$69,550	$59,510	$72,240	$76,355	$59,957	$70,803
Eaton Vance(2)	$369,820	$397,473	$256,315	$256,315	$46,000	$46,000

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 14, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 14, 2015